SCHEDULES OF INVESTMENTS
ROYCE DIVIDEND VALUE FUND
MARCH 31, 2019 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 94.8%

Consumer Discretionary – 6.6%
Auto Components - 2.0%
Gentex Corporation	46,796	$967,741
Nokian Renkaat	35,600	1,191,640

		2,159,381

Hotels, Restaurants & Leisure - 0.1%
Cheesecake Factory	2,329	113,935

Household Durables - 1.5%
Hunter Douglas	20,000	1,341,613
La-Z-Boy	9,815	323,797

		1,665,410

Specialty Retail - 2.3%
American Eagle Outfitters	43,231	958,431
Caleres	16,478	406,842
Designer Brands	8,215	182,537
USS	56,000	1,037,842

		2,585,652

Textiles, Apparel & Luxury Goods - 0.7%
HUGO BOSS	9,800	669,263
Steven Madden	2,978	100,776

		770,039

Total		7,294,417

Consumer Staples – 0.4%
Food & Staples Retailing - 0.4%
FamilyMart UNY Holdings	19,200	488,705

Total		488,705

Energy – 5.9%
Energy Equipment & Services - 3.4%
Helmerich & Payne	31,004	1,722,582
TGS-NOPEC Geophysical	72,700	1,983,352

		3,705,934

Oil, Gas & Consumable Fuels - 2.5%
Cimarex Energy	15,800	1,104,420
Gaztransport Et Technigaz	18,200	1,655,726

		2,760,146

Total		6,466,080

Financials – 28.6%
Banks - 2.4%
Bank of Georgia Group	39,500	850,415
BOK Financial	17,114	1,395,647
City Holding Company	4,389	334,398

		2,580,460

Capital Markets - 22.5%
Ashmore Group	367,200	2,043,125
AURELIUS Equity Opportunities	7,200	327,748
B3-Brasil, Bolsa, Balcao	220,000	1,804,794
Bolsa Mexicana de Valores	987,300	2,049,854
Carlyle Group L.P.	97,800	1,787,784
Coronation Fund Managers	153,700	489,369
Federated Investors Cl. B	38,000	1,113,780
Georgia Capital [1]	39,500	560,770
Gluskin Sheff + Associates	41,400	444,562
Houlihan Lokey Cl. A	14,200	651,070
Jupiter Fund Management	225,700	1,063,558
KKR & Co. Cl. A	132,500	3,112,425
Lazard Cl. A	23,700	856,518
Moelis & Company Cl. A	18,359	763,918
Northern Trust	18,600	1,681,626
SEI Investments	37,900	1,980,275
Sprott	588,600	1,334,574
State Street	18,600	1,224,066
Value Partners Group	1,818,100	1,412,800

		24,702,616

Diversified Financial Services - 1.0%
Jefferies Financial Group	59,700	1,121,763

Insurance - 0.8%
Reinsurance Group of America	6,305	895,184

Thrifts & Mortgage Finance - 1.9%
Genworth MI Canada	33,948	1,028,589
WSFS Financial	26,201	1,011,358

		2,039,947

Total		31,339,970

Health Care – 2.1%
Health Care Providers & Services - 0.1%
Ensign Group (The)	2,151	110,110

Pharmaceuticals - 2.0%
Recordati	39,100	1,522,396
Santen Pharmaceutical	41,600	618,951

		2,141,347

Total		2,251,457

Industrials – 29.1%
Aerospace & Defense - 3.5%
HEICO Corporation Cl. A	45,420	3,818,005

Airlines - 1.9%
Allegiant Travel	7,371	954,323
Hawaiian Holdings	42,556	1,117,095

		2,071,418

Building Products - 1.8%
Apogee Enterprises	11,700	438,633
Geberit	800	326,990
TOTO	29,600	1,253,920

		2,019,543

Commercial Services & Supplies - 0.7%
Herman Miller	23,676	832,922

Construction & Engineering - 1.9%
Comfort Systems USA	2,092	109,600
KBR	106,200	2,027,358

		2,136,958

Electrical Equipment - 1.6%
EnerSys	3,856	251,257
Hubbell Incorporated	12,700	1,498,346

		1,749,603

Machinery - 11.9%
Alamo Group	3,048	304,617
Federal Signal	4,429	115,110
Graco	50,400	2,495,808
IDEX Corporation	17,100	2,594,754
Lincoln Electric Holdings	10,550	884,828
Lindsay Corporation	21,400	2,071,306
Pfeiffer Vacuum Technology	9,600	1,468,865
Spirax-Sarco Engineering	21,900	2,050,850
Wabash National	77,092	1,044,597

		13,030,735

Marine - 1.4%
Clarkson	48,600	1,503,353

Professional Services - 2.1%
Korn Ferry	7,501	335,895
ManpowerGroup	22,600	1,868,794
Robert Half International	1,664	108,426

		2,313,115

Road & Rail - 0.3%
Old Dominion Freight Line	700	101,073
Werner Enterprises	6,843	233,688

		334,761

Trading Companies & Distributors - 2.0%
Applied Industrial Technologies	36,500	2,170,655

Total		31,981,068

Information Technology – 7.2%
Electronic Equipment, Instruments & Components - 5.6%
Benchmark Electronics	39,678	1,041,547
FLIR Systems	65,800	3,130,764
Methode Electronics	32,838	945,078
Vishay Intertechnology	55,303	1,021,446

		6,138,835

Semiconductors & Semiconductor Equipment - 1.1%
MKS Instruments	12,522	1,165,172

Software - 0.5%
SimCorp	5,600	540,614

Total		7,844,621

Materials – 13.1%
Chemicals - 3.0%
Quaker Chemical	16,400	3,285,412

Containers & Packaging - 3.1%
AptarGroup	29,500	3,138,505
Greif Cl. A	6,300	259,875

		3,398,380

Metals & Mining - 7.0%
Franco-Nevada	26,400	1,981,320
Reliance Steel & Aluminum	28,300	2,554,358
Royal Gold	15,500	1,409,415
Worthington Industries	46,800	1,746,576

		7,691,669

Total		14,375,461

Real Estate – 0.5%
Real Estate Management & Development - 0.5%
Relo Group	18,400	516,322

Total		516,322

Utilities – 1.3%
Water Utilities - 1.3%
Aqua America	39,800	1,450,312

Total		1,450,312

TOTAL COMMON STOCKS
(Cost $65,877,681)		104,008,413

REPURCHASE AGREEMENT – 5.0%
Fixed Income Clearing Corporation,
0.50% dated 3/29/19, due 4/1/19,
maturity value $5,502,229 (collateralized
by obligations of various U.S. Government
Agencies, 1.625%-1.875% due 8/31/22-9/30/22, valued at
$5,616,444)
(Cost $5,502,000)		5,502,000

TOTAL INVESTMENTS – 99.8%
(Cost $71,379,681)		109,510,413

CASH AND OTHER ASSETS
LESS LIABILITIES – 0.2%		245,006

NET ASSETS – 100.0%		$109,755,419

SCHEDULES OF INVESTMENTS
ROYCE GLOBAL FINANCIAL SERVICES FUND
MARCH 31, 2019 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 99.2%

Banks - 17.7%
BOK Financial	10,450	$852,198
Bryn Mawr Bank	10,000	361,300
Cadence Bancorporation Cl. A	15,887	294,704
Canadian Western Bank	14,000	292,393
Capital City Bank Group	25,481	554,976
Chemung Financial	14,512	681,048
County Bancorp	15,895	279,752
First Citizens BancShares Cl. A	2,538	1,033,474
First Republic Bank	6,498	652,789
Live Oak Bancshares	22,500	328,725
Popular	23,465	1,223,230
TriState Capital Holdings [1]	11,600	236,988
Umpqua Holdings	17,400	287,100

Total		7,078,677

Capital Markets - 49.3%
Ares Management Cl. A	38,950	904,029
Ashmore Group	184,680	1,027,571
Associated Capital Group Cl. A	7,000	276,920
B3-Brasil, Bolsa, Balcao	61,000	500,420
Bolsa Mexicana de Valores	174,000	361,263
Canaccord Genuity Group	133,000	581,225
Carlyle Group L.P.	33,400	610,552
Charles Schwab	8,400	359,184
Coronation Fund Managers	61,200	194,856
CRISIL	14,000	294,045
Edelweiss Financial Services	155,000	439,996
Edmond de Rothschild (Suisse)	30	530,254
Egyptian Financial Group-Hermes Holding [1]	307,987	301,945
Gluskin Sheff + Associates	63,400	680,802
GMP Capital	108,000	176,990
Great Elm Capital Group [1]	115,545	491,066
Hamilton Lane Cl. A	11,500	501,170
Hellenic Exchanges - Athens Stock Exchange	50,000	240,615
Intermediate Capital Group	39,111	542,512
INTL FCStone [1]	12,870	498,841
IOOF Holdings	55,000	239,003
JSE	51,000	467,028
Jupiter Fund Management	106,900	503,741
KKR & Co. Cl. A	23,900	561,411
MarketAxess Holdings	4,370	1,075,370
Northern Trust	3,770	340,846
NZX	580,000	394,980
Rothschild & Co	27,700	880,905
SEI Investments	7,950	415,387
Silvercrest Asset Management Group Cl. A	41,600	592,800
Sprott	500,000	1,133,685
TD Ameritrade Holding Corporation	8,680	433,913
U.S. Global Investors Cl. A	183,900	200,451
Value Partners Group	772,000	599,902
Virtu Financial Cl. A	47,400	1,125,750
VZ Holding	3,183	832,711
Warsaw Stock Exchange	19,000	192,999
Westaim Corporation [1]	105,000	201,931

Total		19,707,069

Consumer Finance - 0.6%
Currency Exchange International [1]	13,000	234,347

Total		234,347

Diversified Financial Services - 1.3%
ECN Capital	75,000	243,013
Onex Corporation	5,000	282,037

Total		525,050

Hotels, Restaurants & Leisure - 0.9%
Thomas Cook (India)	94,000	348,726

Total		348,726

Insurance - 7.9%
E-L Financial	2,022	1,219,373
First American Financial	3,900	200,850
Jardine Lloyd Thompson Group	11,900	296,654
MBIA [1]	95,300	907,256
National Western Life Group Cl. A	1,980	519,691

Total		3,143,824

IT Services - 2.2%
Cass Information Systems	5,016	237,257
PayPal Holdings [1]	6,080	631,347

Total		868,604

Marine - 2.0%
Clarkson	26,000	804,263

Total		804,263

Metals & Mining - 3.1%
Franco-Nevada	16,500	1,238,325

Total		1,238,325

Professional Services - 2.1%
IHS Markit [1]	11,900	647,122
People Corporation [1]	35,000	198,264

Total		845,386

Real Estate Management & Development - 6.9%
Altus Group	32,000	624,268
FirstService Corporation	12,600	1,125,684
FRP Holdings [1]	8,841	420,566
RMR Group (The) Cl. A	10,000	609,800

Total		2,780,318

Software - 3.5%
Benefitfocus [1]	10,600	524,912
Bottomline Technologies [1]	9,800	490,882
Envestnet [1]	6,000	392,340

Total		1,408,134

Trading Companies & Distributors - 1.7%
Air Lease Cl. A	19,500	669,825

Total		669,825

TOTAL COMMON STOCKS
(Cost $31,467,182)		39,652,548

REPURCHASE AGREEMENT – 0.8%
Fixed Income Clearing Corporation,
0.50% dated 3/29/19, due 4/1/19,
maturity value $315,013 (collateralized
by obligations of various U.S. Government
Agencies, 1.625% due 8/31/22, valued at $324,254)
(Cost $315,000)		315,000

TOTAL INVESTMENTS – 100.0%
(Cost $31,782,182)		39,967,548

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.0)%		(6,406)

NET ASSETS – 100.0%		$39,961,142

SCHEDULES OF INVESTMENTS
ROYCE INTERNATIONAL PREMIER FUND
MARCH 31, 2019 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 92.6%

Australia – 8.7%
Bravura Solutions	2,000,000	$7,767,944
Cochlear	62,500	7,689,839
Hansen Technologies	3,732,174	7,711,585
IPH	1,800,000	8,997,751
Technology One	1,545,000	8,776,215

Total		40,943,334

Austria – 1.5%
Mayr-Melnhof Karton	55,000	6,897,642

Total		6,897,642

Brazil – 4.1%
OdontoPrev	2,385,000	9,989,911
TOTVS	920,000	9,257,921

Total		19,247,832

Canada – 5.3%
Altus Group	475,000	9,266,472
Computer Modelling Group	1,814,800	8,351,869
Morneau Shepell	340,000	6,973,772

Total		24,592,113

China – 1.6%
TravelSky Technology	2,800,000	7,401,321

Total		7,401,321

Denmark – 2.2%
SimCorp	108,000	10,426,120

Total		10,426,120

France – 4.4%
Lectra	233,000	5,632,476
Neurones	300,470	7,684,793
Thermador Groupe	130,000	7,291,377

Total		20,608,646

Germany – 3.2%
Amadeus Fire	75,000	8,648,695
Carl Zeiss Meditec	75,000	6,263,573

Total		14,912,268

India – 2.0%
AIA Engineering	295,000	7,596,968
SH Kelkar & Company	797,716	1,761,827

Total		9,358,795

Italy – 1.9%
DiaSorin	87,500	8,804,338

Total		8,804,338

Japan – 21.0%
As One	101,000	8,019,489
Benefit One	590,000	11,562,573
Cosel	850,000	8,934,855
Daifuku	210,000	10,914,013
EPS Holdings	455,000	7,578,544
Medikit	91,500	4,540,738
Meitec Corporation	285,000	12,934,675
NSD	340,000	7,905,621
Relo Group	280,000	7,857,079
TKC Corporation	231,700	8,456,433
USS	525,000	9,729,766

Total		98,433,786

Netherlands – 5.1%
IMCD	129,000	9,818,288
Intertrust	735,000	13,851,372

Total		23,669,660

New Zealand – 1.7%
Fisher & Paykel Healthcare	750,000	8,018,774

Total		8,018,774

Norway – 1.3%
TGS-NOPEC Geophysical	220,000	6,001,890

Total		6,001,890

Singapore – 2.2%
XP Power	310,000	10,093,985

Total		10,093,985

Sweden – 6.6%
Bravida Holding	1,000,000	8,814,387
Hexpol	955,000	8,027,411
Lagercrantz Group	600,000	6,453,486
Loomis Cl. B	225,000	7,744,184

Total		31,039,468

Switzerland – 11.0%
Burkhalter Holding	44,642	3,093,445
Inficon Holding	16,500	9,188,300
Kardex	74,128	11,166,659
LEM Holding	7,100	9,126,789
Partners Group Holding	16,500	11,996,987
VZ Holding	27,000	7,063,520

Total		51,635,700

United Kingdom – 8.8%
Ashmore Group	1,450,000	8,067,894
Consort Medical	725,000	8,271,858
Restore	1,705,000	7,661,334
Spirax-Sarco Engineering	108,500	10,160,605
Victrex	255,000	7,160,608

Total		41,322,299

TOTAL COMMON STOCKS
(Cost $400,911,831)		433,407,971

PREFERRED STOCK – 1.9%
Germany – 1.9%
FUCHS PETROLUB	215,000	8,851,171

(Cost $9,828,587)		8,851,171

REPURCHASE AGREEMENT – 5.5%
Fixed Income Clearing Corporation,
0.50% dated 3/29/19, due 4/1/19,
maturity value $25,741,073 (collateralized
by obligations of various U.S. Government
Agencies, 1.625% due 8/31/22, valued at $26,259,691)
(Cost $25,740,000)		25,740,000

TOTAL INVESTMENTS – 100.0%
(Cost $436,480,418)		467,999,142

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.0)%		(91,905)

NET ASSETS – 100.0%		$467,907,237

SCHEDULES OF INVESTMENTS
ROYCE LOW-PRICED STOCK FUND
MARCH 31, 2019 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 96.6%

Communication Services – 2.2%
Diversified Telecommunication Services - 0.7%
ORBCOMM [1]	214,500	$1,454,310

Interactive Media & Services - 0.8%
QuinStreet [1]	137,042	1,834,993

Media - 0.7%
ITE Group	486,999	444,004
Marchex Cl. B [1]	218,000	1,031,140

		1,475,144

Total		4,764,447

Consumer Discretionary – 14.7%
Auto Components - 4.1%
Fox Factory Holding [1,2]	28,800	2,012,832
Modine Manufacturing [1]	183,900	2,550,693
Stoneridge [1]	114,900	3,316,014
Unique Fabricating	216,141	970,473

		8,850,012

Hotels, Restaurants & Leisure - 3.7%
Century Casinos [1]	393,300	3,563,298
Del Taco Restaurants [1]	66,700	671,002
Lindblad Expeditions Holdings [1]	114,000	1,738,500
Red Lion Hotels [1]	265,400	2,144,432

		8,117,232

Household Durables - 0.8%
Lovesac Company (The) [1,2]	61,100	1,699,191

Internet & Direct Marketing Retail - 0.8%
Gaia Cl. A [1]	179,000	1,637,850

Leisure Products - 1.3%
MasterCraft Boat Holdings [1]	76,700	1,731,119
Nautilus [1]	197,413	1,097,616

		2,828,735

Specialty Retail - 3.1%
Buckle (The)	95,975	1,796,652
Designer Brands	85,400	1,897,588
Kirkland’s [1]	140,500	987,715
Shoe Carnival	63,100	2,147,293

		6,829,248

Textiles, Apparel & Luxury Goods - 0.9%
Vera Bradley [1]	147,200	1,950,400

Total		31,912,668

Consumer Staples – 2.4%
Beverages - 0.9%
Primo Water [1,2]	124,500	1,924,770

Food Products - 1.5%
Farmer Bros. [1]	54,739	1,095,327
Landec Corporation [1]	178,800	2,195,664

		3,290,991

Total		5,215,761

Energy – 6.6%
Energy Equipment & Services - 6.0%
Gulf Island Fabrication [1]	154,700	1,418,599
Mammoth Energy Services	69,200	1,152,180
Natural Gas Services Group [1]	90,800	1,571,748
Newpark Resources [1]	276,800	2,535,488
Pason Systems	70,250	1,025,087
Profire Energy [1]	703,100	1,258,549
TGS-NOPEC Geophysical	52,000	1,418,628
Total Energy Services	215,500	1,562,611
Unit Corporation [1]	82,400	1,173,376

		13,116,266

Oil, Gas & Consumable Fuels - 0.6%
Ardmore Shipping [1]	194,600	1,198,736

Total		14,315,002

Financials – 10.5%
Banks - 4.3%
Allegiance Bancshares [1,2]	45,200	1,524,144
BayCom Corporation [1]	48,300	1,093,512
Brookline Bancorp	102,400	1,474,560
HarborOne Bancorp [1]	97,600	1,678,720
Investar Holding	73,000	1,657,830
TriState Capital Holdings [1]	90,700	1,853,001

		9,281,767

Capital Markets - 4.0%
B. Riley Financial	103,400	1,725,746
Canaccord Genuity Group	167,700	732,868
Hamilton Lane Cl. A	37,988	1,655,517
Silvercrest Asset Management Group Cl. A	164,300	2,341,275
Sprott	971,000	2,201,616

		8,657,022

Insurance - 0.3%
Health Insurance Innovations Cl. A [1,2]	30,000	804,600

Thrifts & Mortgage Finance - 1.9%
PCSB Financial	114,600	2,242,722
Western New England Bancorp	202,800	1,871,844

		4,114,566

Total		22,857,955

Health Care – 12.3%
Biotechnology - 3.2%
AMAG Pharmaceuticals [1]	25,800	332,304
Dynavax Technologies [1]	105,100	768,281
Heron Therapeutics [1]	70,000	1,710,800
Progenics Pharmaceuticals [1]	310,074	1,438,744
Zealand Pharma [1]	150,800	2,691,805

		6,941,934

Health Care Equipment & Supplies - 4.2%
AtriCure [1]	88,500	2,370,915
CryoLife [1]	82,700	2,412,359
OrthoPediatrics Corporation [1,2]	62,800	2,777,644
Surmodics [1]	36,600	1,591,368

		9,152,286

Life Sciences Tools & Services - 3.4%
Harvard Bioscience [1]	532,700	2,295,937
NeoGenomics [1]	117,300	2,399,958
Quanterix Corporation [1]	97,600	2,521,008

		7,216,903

Pharmaceuticals - 1.5%
Axsome Therapeutics [1]	182,400	2,595,552
Paratek Pharmaceuticals [1]	126,100	675,896

		3,271,448

Total		26,582,571

Industrials – 18.9%
Aerospace & Defense - 1.6%
CPI Aerostructures [1]	246,766	1,603,979
Kratos Defense & Security Solutions [1]	120,300	1,880,289

		3,484,268

Commercial Services & Supplies - 1.0%
Atento [1]	151,400	546,554
Heritage-Crystal Clean [1]	60,000	1,647,000

		2,193,554

Construction & Engineering - 4.2%
Ameresco Cl. A [1]	199,500	3,227,910
Construction Partners Cl. A [1]	104,700	1,337,019
IES Holdings [1]	89,800	1,595,746
Northwest Pipe [1]	122,000	2,928,000

		9,088,675

Electrical Equipment - 0.5%
American Superconductor [1]	39,400	506,684
Power Solutions International [1,3]	99,900	702,297

		1,208,981

Industrial Conglomerates - 0.8%
Raven Industries	45,300	1,738,161

Machinery - 6.6%
ASV Holdings [1]	296,390	815,072
FreightCar America [1]	114,900	707,784
Graham Corporation	126,900	2,491,047
Kornit Digital [1,2]	131,500	3,129,700
Luxfer Holdings	68,900	1,721,122
Lydall [1]	27,500	645,150
Porvair	364,400	2,610,370
Spartan Motors	29,800	263,134
Wabash National	140,500	1,903,775

		14,287,154

Marine - 0.9%
Clarkson	60,931	1,884,790

Professional Services - 3.3%
GP Strategies [1]	122,500	1,488,375
Heidrick & Struggles International	36,640	1,404,411
Kforce	53,674	1,885,031
Resources Connection	144,700	2,393,338

		7,171,155

Total		41,056,738

Information Technology – 26.4%
Communications Equipment - 1.5%
Digi International [1]	139,200	1,763,664
Harmonic [1]	282,400	1,530,608

		3,294,272

Electronic Equipment, Instruments & Components - 5.8%
CUI Global [1]	379,100	447,338
Fabrinet [1]	36,200	1,895,432
LightPath Technologies Cl. A [1]	890,384	1,335,576
nLIGHT [1]	84,300	1,878,204
Novanta [1]	28,500	2,414,805
PC Connection	60,800	2,229,536
Vishay Precision Group [1]	67,000	2,292,070

		12,492,961

IT Services - 1.1%
Carbonite [1]	92,200	2,287,482

Semiconductors & Semiconductor Equipment - 11.9%
Adesto Technologies [1,2]	175,300	1,060,565
Aehr Test Systems [1,2]	590,400	814,752
AXT [1]	201,200	895,340
Brooks Automation	66,582	1,952,850
Cirrus Logic [1]	31,600	1,329,412
Cohu	81,700	1,205,075
CyberOptics Corporation [1]	48,700	832,770
FormFactor [1]	206,500	3,322,585
Ichor Holdings [1]	38,700	873,846
Inphi Corporation [1]	58,400	2,554,416
Nova Measuring Instruments [1]	86,300	2,173,034
PDF Solutions [1,2]	123,200	1,521,520
Photronics [1]	270,000	2,551,500
Rudolph Technologies [1]	120,000	2,736,000
Ultra Clean Holdings [1]	194,300	2,011,005

		25,834,670

Software - 6.1%
Agilysys [1]	121,000	2,561,570
Amber Road [1]	312,700	2,711,109
Attunity [1]	116,737	2,737,483
QAD Cl. A	66,513	2,864,715
Rubicon Project (The)[1]	388,500	2,362,080

		13,236,957

Total		57,146,342

Materials – 2.6%
Chemicals - 0.7%
Trecora Resources [1]	172,400	1,567,116

Metals & Mining - 1.9%
Ferroglobe (Warranty Insurance Trust) [1,4]	205,763	0
Major Drilling Group International [1]	468,500	1,574,112
Pretium Resources [1]	103,700	886,186
Superior Gold [1]	1,700,000	661,503
Universal Stainless & Alloy Products [1]	52,100	863,297

		3,985,098

Total		5,552,214

TOTAL COMMON STOCKS
(Cost $177,953,659)		209,403,698

REPURCHASE AGREEMENT – 4.0%
Fixed Income Clearing Corporation,
0.50% dated 3/29/19, due 4/1/19,
maturity value $8,668,361 (collateralized
by obligations of various U.S. Government
Agencies, 1.875% due 7/31/22, valued at $8,845,893)
(Cost $8,668,000)		8,668,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 0.9%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-2.3237%)
(Cost $1,903,540)		1,903,540

TOTAL INVESTMENTS – 101.5%
(Cost $188,525,199)		219,975,238

LIABILITIES LESS CASH
AND OTHER ASSETS – (1.5)%		(3,164,397)

NET ASSETS – 100.0%		$216,810,841

SCHEDULES OF INVESTMENTS
ROYCE MICRO-CAP FUND
MARCH 31, 2019 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 97.4%

Communication Services – 1.7%
Diversified Telecommunication Services - 0.6%
ORBCOMM [1]	115,300	$781,734

Interactive Media & Services - 0.8%
QuinStreet [1]	88,004	1,178,373

Media - 0.3%
Marchex Cl. B [1]	101,900	481,987

Total		2,442,094

Consumer Discretionary – 13.1%
Auto Components - 3.1%
Fox Factory Holding [1,2]	17,000	1,188,130
Standard Motor Products	15,400	756,140
Stoneridge [1]	66,200	1,910,532
Unique Fabricating	172,900	776,321

		4,631,123

Hotels, Restaurants & Leisure - 2.6%
Century Casinos [1]	129,200	1,170,552
Del Taco Restaurants [1]	45,500	457,730
Lindblad Expeditions Holdings [1]	62,500	953,125
Red Lion Hotels [1,2]	152,300	1,230,584

		3,811,991

Household Durables - 1.2%
Cavco Industries [1]	5,210	612,331
Lovesac Company (The) [1]	42,400	1,179,144

		1,791,475

Internet & Direct Marketing Retail - 0.6%
Gaia Cl. A [1]	102,900	941,535

Leisure Products - 1.3%
MasterCraft Boat Holdings [1]	55,500	1,252,635
Nautilus [1]	112,000	622,720

		1,875,355

Specialty Retail - 2.9%
Citi Trends	48,724	940,861
Haverty Furniture	66,200	1,448,456
Kirkland’s [1]	96,100	675,583
Shoe Carnival	35,111	1,194,827

		4,259,727

Textiles, Apparel & Luxury Goods - 1.4%
Culp	31,474	605,245
Vera Bradley [1]	105,300	1,395,225

		2,000,470

Total		19,311,676

Consumer Staples – 2.6%
Beverages - 0.8%
Primo Water [1]	70,600	1,091,476

Food Products - 1.8%
Farmer Bros. [1]	47,600	952,476
John B. Sanfilippo & Son	18,000	1,293,660
Landec Corporation [1]	35,800	439,624

		2,685,760

Total		3,777,236

Energy – 4.7%
Energy Equipment & Services - 4.1%
Gulf Island Fabrication [1]	96,518	885,070
Independence Contract Drilling [1]	305,386	845,919
Natural Gas Services Group [1]	60,387	1,045,299
Newpark Resources [1]	157,200	1,439,952
Profire Energy [1]	485,812	869,604
Total Energy Services	131,900	956,419

		6,042,263

Oil, Gas & Consumable Fuels - 0.6%
Ardmore Shipping [1]	140,175	863,478

Total		6,905,741

Financials – 13.5%
Banks - 7.0%
Allegiance Bancshares [1]	29,700	1,001,484
BayCom Corporation [1]	35,000	792,400
Brookline Bancorp	50,400	725,760
Caribbean Investment Holdings [1]	1,858,138	363,020
County Bancorp	54,200	953,920
HarborOne Bancorp [1]	67,400	1,159,280
HomeTrust Bancshares	45,500	1,146,600
Investar Holding	47,600	1,080,996
Midway Investments [1,4]	1,858,170	0
Stewardship Financial	94,500	874,125
TriState Capital Holdings [1]	52,757	1,077,825
Two River Bancorp	71,100	1,126,935

		10,302,345

Capital Markets - 3.0%
B. Riley Financial	74,100	1,236,729
Canaccord Genuity Group	252,000	1,101,268
Silvercrest Asset Management Group Cl. A	90,400	1,288,200
Westwood Holdings Group	22,572	796,115

		4,422,312

Diversified Financial Services - 0.5%
Waterloo Investment Holdings [1,4]	2,760,000	828,000

Insurance - 0.5%
Health Insurance Innovations Cl. A [1,2]	29,900	801,918

Thrifts & Mortgage Finance - 2.5%
PCSB Financial	63,200	1,236,824
Territorial Bancorp	45,000	1,210,950
Western New England Bancorp	131,100	1,210,053

		3,657,827

Total		20,012,402

Health Care – 11.7%
Biotechnology - 3.1%
AMAG Pharmaceuticals [1]	18,500	238,280
BioSpecifics Technologies [1]	20,300	1,265,299
Dynavax Technologies [1]	55,500	405,705
Progenics Pharmaceuticals [1]	205,900	955,376
Zealand Pharma [1]	93,400	1,667,206

		4,531,866

Health Care Equipment & Supplies - 4.5%
AtriCure [1]	43,100	1,154,649
Chembio Diagnostics [1]	136,053	755,094
CryoLife [1]	41,355	1,206,325
OrthoPediatrics Corporation [1]	36,900	1,632,087
Surmodics [1]	24,822	1,079,261
Tactile Systems Technology [1,2]	16,100	848,792

		6,676,208

Life Sciences Tools & Services - 3.1%
Harvard Bioscience [1]	331,179	1,427,381
NeoGenomics [1]	88,200	1,804,572
Quanterix Corporation [1]	53,500	1,381,905

		4,613,858

Pharmaceuticals - 1.0%
Correvio Pharma [1,2]	200,500	633,580
Paratek Pharmaceuticals [1]	91,600	490,976
Tetraphase Pharmaceuticals [1,2]	253,300	339,422

		1,463,978

Total		17,285,910

Industrials – 22.3%
Aerospace & Defense - 1.4%
Astronics Corporation [1]	31,991	1,046,745
CPI Aerostructures [1]	166,518	1,082,367

		2,129,112

Commercial Services & Supplies - 1.3%
Acme United	49,800	796,800
Heritage-Crystal Clean [1]	41,774	1,146,696

		1,943,496

Construction & Engineering - 2.0%
Construction Partners Cl. A [1]	106,300	1,357,451
Northwest Pipe [1]	63,800	1,531,200

		2,888,651

Electrical Equipment - 1.9%
American Superconductor [1]	122,000	1,568,920
Encore Wire	22,800	1,304,616

		2,873,536

Industrial Conglomerates - 0.7%
Raven Industries	26,500	1,016,805

Machinery - 9.7%
Alimak Group	87,200	1,241,789
Exco Technologies	154,400	1,094,151
FreightCar America [1]	86,209	531,047
Global Brass and Copper Holdings	38,700	1,332,828
Graham Corporation	63,188	1,240,380
Greenbrier Companies (The)	15,800	509,234
Kadant	12,276	1,079,797
Kornit Digital [1,2]	73,700	1,754,060
Lindsay Corporation	12,000	1,161,480
Luxfer Holdings	46,500	1,161,570
Lydall [1]	38,100	893,826
Spartan Motors	20,300	179,249
Sun Hydraulics	19,100	888,341
Twin Disc [1]	46,000	765,900
Westport Fuel Systems [1]	322,100	499,255

		14,332,907

Marine - 0.8%
Clarkson	36,500	1,129,061

Professional Services - 3.9%
CRA International	21,783	1,100,913
GP Strategies [1]	87,918	1,068,204
Heidrick & Struggles International	25,300	969,749
Kforce	32,658	1,146,949
Resources Connection	88,152	1,458,034

		5,743,849

Road & Rail - 0.6%
Marten Transport	50,955	908,528

Total		32,965,945

Information Technology – 21.5%
Communications Equipment - 1.2%
Digi International [1]	95,900	1,215,053
EMCORE Corporation [1]	146,800	535,820

		1,750,873

Electronic Equipment, Instruments & Components - 6.1%
CUI Global [1]	321,474	379,339
ePlus [1]	13,634	1,207,154
Fabrinet [1]	22,549	1,180,666
LightPath Technologies Cl. A [1]	60,100	90,150
Mesa Laboratories	4,700	1,083,350
nLIGHT [1]	43,400	966,952
Novanta [1]	15,442	1,308,401
PC Connection	35,900	1,316,453
Vishay Precision Group [1]	41,700	1,426,557

		8,959,022

IT Services - 0.8%
Cass Information Systems	24,216	1,145,417

Semiconductors & Semiconductor Equipment - 9.7%
Adesto Technologies [1,2]	226,000	1,367,300
Aehr Test Systems [1]	279,300	385,434
AXT [1]	120,000	534,000
Brooks Automation	32,100	941,493
Cohu	38,800	572,300
CyberOptics Corporation [1]	30,600	523,260
Everspin Technologies [1,2]	97,900	749,914
Ichor Holdings [1]	23,100	521,598
NeoPhotonics Corporation [1]	171,100	1,076,219
Nova Measuring Instruments [1]	53,900	1,357,202
PDF Solutions [1,2]	88,700	1,095,445
Photronics [1]	157,300	1,486,485
Rudolph Technologies [1]	65,951	1,503,683
Silicon Motion Technology ADR	25,800	1,022,712
Ultra Clean Holdings [1]	122,500	1,267,875

		14,404,920

Software - 3.1%
Agilysys [1]	68,000	1,439,560
Amber Road [1]	160,100	1,388,067
Attunity [1]	18,565	435,349
QAD Cl. A	32,500	1,399,775

		4,662,751

Technology Hardware, Storage & Peripherals - 0.6%
AstroNova	43,100	878,809

Total		31,801,792

Materials – 3.7%
Chemicals - 2.0%
FutureFuel Corporation	62,500	837,500
Quaker Chemical	5,260	1,053,736
Trecora Resources [1]	113,900	1,035,351

		2,926,587

Metals & Mining - 1.7%
Haynes International	39,030	1,281,355
Major Drilling Group International [1]	241,700	812,087
Universal Stainless & Alloy Products [1]	31,100	515,327

		2,608,769

Total		5,535,356

Real Estate – 2.6%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Community Healthcare Trust	39,200	1,406,888

Real Estate Management & Development - 1.7%
FRP Holdings [1]	22,975	1,092,921
Marcus & Millichap [1]	33,800	1,376,674

		2,469,595

Total		3,876,483

TOTAL COMMON STOCKS
(Cost $118,065,545)		143,914,635

REPURCHASE AGREEMENT – 2.8%
Fixed Income Clearing Corporation,
0.50% dated 3/29/19, due 4/1/19,
maturity value $4,168,174 (collateralized
by obligations of various U.S. Government
Agencies, 1.875% due 7/31/22, valued at $4,254,169)
(Cost $4,168,000)		4,168,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 1.8%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-2.3237%)
(Cost $2,626,038)		2,626,038

TOTAL INVESTMENTS – 102.0%
(Cost $124,859,583)		150,708,673

LIABILITIES LESS CASH
AND OTHER ASSETS – (2.0)%		(2,969,856)

NET ASSETS – 100.0%		$147,738,817

SCHEDULES OF INVESTMENTS
ROYCE MICRO-CAP OPPORTUNITY FUND
MARCH 31, 2019 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 92.7%

Communication Services – 2.5%
Diversified Telecommunication Services - 1.4%
Ooma [1]	22,073	$292,247

Interactive Media & Services - 1.1%
EverQuote Cl. A [1]	30,000	223,200

Total		515,447

Consumer Discretionary – 8.1%
Auto Components - 0.7%
Horizon Global [1]	55,591	107,847
Shiloh Industries [1]	7,525	41,387

		149,234

Diversified Consumer Services - 1.3%
Bridgepoint Education [1]	10,000	61,100
K12 [1]	6,000	204,780

		265,880

Hotels, Restaurants & Leisure - 0.2%
Century Casinos [1]	5,000	45,300

Household Durables - 4.0%
Beazer Homes USA [1]	22,040	253,681
Century Communities [1]	5,000	119,850
Libbey [1]	46,700	132,628
New Home [1]	61,357	292,059

		798,218

Multiline Retail - 0.8%
Fred’s Cl. A [1]	65,000	160,550

Textiles, Apparel & Luxury Goods - 1.1%
Vince Holding [1]	18,053	223,857

Total		1,643,039

Consumer Staples – 4.1%
Beverages - 1.3%
Eastside Distilling [1]	42,150	244,891
Reed’s [1]	5,000	14,450

		259,341

Food & Staples Retailing - 0.9%
Smart & Final Stores [1]	36,637	180,987

Food Products - 0.2%
Landec Corporation [1]	3,028	37,184

Personal Products - 1.7%
Avon Products [1]	122,500	360,150

Total		837,662

Energy – 4.2%
Energy Equipment & Services - 2.3%
Aspen Aerogels [1]	23,065	58,816
Independence Contract Drilling [1]	61,125	169,316
Newpark Resources [1]	26,369	241,540

		469,672

Oil, Gas & Consumable Fuels - 1.9%
Navigator Holdings [1]	35,084	385,924

Total		855,596

Financials – 8.5%
Banks - 3.2%
Allegiance Bancshares [1]	1,000	33,720
Old Line Bancshares	16,522	411,893
TriState Capital Holdings [1]	10,041	205,138

		650,751

Capital Markets - 1.6%
B. Riley Financial	19,028	317,577

Insurance - 2.7%
HCI Group	7,500	320,475
Heritage Insurance Holdings	15,000	219,000

		539,475

Thrifts & Mortgage Finance - 1.0%
Axos Financial [1]	1,000	28,960
NMI Holdings Cl. A [1]	7,063	182,720

		211,680

Total		1,719,483

Health Care – 13.7%
Biotechnology - 4.7%
AMAG Pharmaceuticals [1]	20,000	257,600
CareDx [1]	16,041	505,612
Flexion Therapeutics [1]	15,024	187,500

		950,712

Health Care Equipment & Supplies - 3.8%
GenMark Diagnostics [1]	45,000	319,050
Invacare Corporation	20,000	167,400
SeaSpine Holdings [1]	18,288	275,783

		762,233

Health Care Providers & Services - 4.5%
AAC Holdings [1]	70,030	128,855
BioScrip [1]	92,500	185,000
Fulgent Genetics [1]	37,061	220,513
Surgery Partners [1]	33,003	372,274

		906,642

Health Care Technology - 0.7%
Castlight Health Cl. B [1]	40,000	150,000

Total		2,769,587

Industrials – 14.8%
Aerospace & Defense - 1.4%
Ducommun [1]	3,000	130,560
KEYW Holding [1]	9,045	77,968
Kratos Defense & Security Solutions [1]	5,000	78,150

		286,678

Building Products - 0.6%
PGT Innovations [1]	9,065	125,550

Construction & Engineering - 3.5%
Ameresco Cl. A [1]	43,378	701,856

Machinery - 5.0%
Astec Industries	3,400	128,384
Commercial Vehicle Group [1]	19,270	147,801
Gencor Industries [1]	26,199	323,820
NN	19,905	149,088
Spartan Motors	30,531	269,589

		1,018,682

Marine - 0.3%
Eagle Bulk Shipping [1]	10,000	46,500

Road & Rail - 1.0%
Celadon Group [1,3]	5,000	8,950
Covenant Transportation Group Cl. A [1]	10,500	199,290

		208,240

Trading Companies & Distributors - 3.0%
CAI International [1]	7,000	162,400
General Finance [1]	48,025	448,073

		610,473

Total		2,997,979

Information Technology – 26.2%
Communications Equipment - 3.9%
Aerohive Networks [1]	40,000	181,200
Comtech Telecommunications	8,576	199,135
Infinera Corporation [1]	20,000	86,800
Quantenna Communications [1]	13,000	316,290

		783,425

Electronic Equipment, Instruments & Components - 3.3%
Control4 Corporation [1]	15,000	253,950
Frequency Electronics [1]	18,000	213,300
KEMET Corporation	10,348	175,606
LightPath Technologies Cl. A [1]	17,062	25,593

		668,449

Semiconductors & Semiconductor Equipment - 7.9%
Alpha & Omega Semiconductor [1]	43,096	496,035
AXT [1]	60,023	267,102
FormFactor [1]	19,029	306,177
MACOM Technology Solutions Holdings [1]	10,000	167,100
NeoPhotonics Corporation [1]	20,000	125,800
Rudolph Technologies [1]	10,048	229,094

		1,591,308

Software - 8.0%
Amber Road [1]	43,534	377,440
eGain Corporation [1]	27,580	288,211
Rubicon Project (The)[1]	50,000	304,000
SecureWorks Corporation Cl. A [1]	15,028	276,515
Telaria [1]	60,083	380,926

		1,627,092

Technology Hardware, Storage & Peripherals - 3.1%
Avid Technology [1]	65,610	488,795
Intevac [1]	23,003	141,008

		629,803

Total		5,300,077

Materials – 9.8%
Chemicals - 4.3%
Intrepid Potash [1]	145,000	549,550
Kraton Corporation [1]	10,076	324,246

		873,796

Construction Materials - 1.9%
Forterra [1]	90,000	379,800

Metals & Mining - 3.6%
Ferroglobe	60,000	123,000
Synalloy Corporation	22,714	345,253
Universal Stainless & Alloy Products [1]	16,080	266,445

		734,698

Total		1,988,294

Real Estate – 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Armada Hoffler Properties	10,063	156,882

Total		156,882

TOTAL COMMON STOCKS
(Cost $15,435,480)		18,784,046

REPURCHASE AGREEMENT – 7.6%
Fixed Income Clearing Corporation,
0.50% dated 3/29/19, due 4/1/19,
maturity value $1,535,064 (collateralized
by obligations of various U.S. Government
Agencies, 1.875% due 9/30/22, valued at $1,568,226)
(Cost $1,535,000)		1,535,000

TOTAL INVESTMENTS – 100.3%
(Cost $16,970,480)		20,319,046

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.3)%		(61,520)

NET ASSETS – 100.0%		$20,257,526

SCHEDULES OF INVESTMENTS
ROYCE OPPORTUNITY FUND
MARCH 31, 2019 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 94.6%

Communication Services – 0.9%
Diversified Telecommunication Services - 0.6%
Iridium Communications [1,2]	147,893	$3,910,291
Ooma [1]	164,405	2,176,722

		6,087,013

Interactive Media & Services - 0.2%
EverQuote Cl. A [1,2]	235,000	1,748,400

Media - 0.1%
McClatchy Company (The) Cl. A [1]	82,718	413,590

Total		8,249,003

Consumer Discretionary – 10.4%
Auto Components - 1.8%
American Axle & Manufacturing Holdings [1]	180,645	2,585,030
Cooper Tire & Rubber	23,164	692,372
Dana	231,035	4,098,561
Horizon Global [1,2]	683,880	1,326,727
Modine Manufacturing [1]	465,937	6,462,546
Tower International	86,304	1,814,973

		16,980,209

Automobiles - 0.4%
Winnebago Industries	117,100	3,647,665

Diversified Consumer Services - 0.5%
frontdoor [1]	126,899	4,367,864
Houghton Mifflin Harcourt [1]	119,823	871,113

		5,238,977

Hotels, Restaurants & Leisure - 1.1%
Carrols Restaurant Group [1]	432,495	4,311,975
Century Casinos [1]	154,740	1,401,945
El Pollo Loco Holdings [1]	214,306	2,788,121
Playa Hotels & Resorts [1]	86,167	657,454
Scientific Games [1,2]	42,300	863,766

		10,023,261

Household Durables - 4.4%
Beazer Homes USA [1]	486,601	5,600,778
Century Communities [1,2]	35,300	846,141
Dixie Group (The)[1]	390,594	367,158
LGI Homes [1,2]	125,200	7,542,048
Libbey [1]	787,598	2,236,778
M.D.C. Holdings	215,116	6,251,271
M/I Homes [1]	178,248	4,744,962
New Home [1,2]	104,400	496,944
TRI Pointe Group [1,2]	174,906	2,210,812
Tupperware Brands	212,200	5,428,076
VOXX International Cl. A [1]	663,370	3,064,769
William Lyon Homes Cl. A [1]	225,919	3,472,375

		42,262,112

Internet & Direct Marketing Retail - 0.2%
Leaf Group [1]	250,872	2,011,993

Multiline Retail - 0.3%
Fred’s Cl. A [1]	706,725	1,745,611
Tuesday Morning [1]	591,141	1,253,219

		2,998,830

Specialty Retail - 0.9%
American Eagle Outfitters	43,133	956,259
Conn’s [1]	11,670	266,776
Lumber Liquidators Holdings [1,2]	285,000	2,878,500
Party City Holdco [1,2]	200,500	1,591,970
RTW Retailwinds [1]	677,923	1,627,015
Sears Hometown and Outlet Stores [1,2]	203,785	448,327
Stage Stores [1]	881,534	907,980

		8,676,827

Textiles, Apparel & Luxury Goods - 0.8%
Fossil Group [1,2]	52,000	713,440
Jerash Holdings (US)	61,704	453,524
Unifi [1]	239,854	4,641,175
Vince Holding [1]	127,274	1,578,198

		7,386,337

Total		99,226,211

Consumer Staples – 1.8%
Beverages - 0.0%
Reed’s [1]	69,006	199,427

Food & Staples Retailing - 0.6%
Smart & Final Stores [1]	290,076	1,432,975
United Natural Foods [1]	339,154	4,483,616

		5,916,591

Food Products - 0.6%
Landec Corporation [1]	250,382	3,074,691
SunOpta [1]	686,727	2,376,076

		5,450,767

Personal Products - 0.6%
Avon Products [1]	1,947,306	5,725,080

Total		17,291,865

Energy – 7.9%
Energy Equipment & Services - 3.0%
Archrock	153,500	1,501,230
Aspen Aerogels [1]	305,354	778,653
Independence Contract Drilling [1,2]	598,451	1,657,709
KLX Energy Services Holdings [1,2]	161,226	4,053,222
Mammoth Energy Services	106,585	1,774,640
Matrix Service [1]	20,187	395,262
Newpark Resources [1]	854,499	7,827,211
Patterson-UTI Energy	265,385	3,720,698
Ranger Energy Services Cl. A [1,2]	165,254	1,317,074
U.S. Silica Holdings	308,101	5,348,633

		28,374,332

Oil, Gas & Consumable Fuels - 4.9%
Ardmore Shipping [1]	501,399	3,088,618
Baytex Energy [1]	551,500	932,035
Bonanza Creek Energy [1]	119,700	2,715,993
Dorian LPG [1,2]	775,724	4,980,148
GasLog	215,004	3,753,970
GasLog Partners L.P.	174,604	3,951,288
HighPoint Resources [1,2]	351,575	776,981
Matador Resources [1]	275,883	5,332,818
Navigator Holdings [1]	375,000	4,125,000
StealthGas [1]	378,917	1,326,209
Talos Energy [1]	267,823	7,113,379
Teekay LNG Partners L.P.	321,300	4,806,648
Whiting Petroleum [1]	160,268	4,189,406

		47,092,493

Total		75,466,825

Financials – 7.3%
Banks - 4.4%
Allegiance Bancshares [1]	57,000	1,922,040
Boston Private Financial Holdings	30,034	329,173
CenterState Bank	261,066	6,215,981
First Foundation	193,300	2,623,081
Franklin Financial Network	142,714	4,140,133
Hilltop Holdings	336,599	6,142,932
Independent Bank Group	103,835	5,325,697
Old Line Bancshares	50,693	1,263,776
Renasant Corporation	46,000	1,557,100
Seacoast Banking Corp of Florida [1]	122,400	3,225,240
Southern National Bancorp of Virginia	195,790	2,868,324
Texas Capital Bancshares [1,2]	38,800	2,118,092
TriState Capital Holdings [1]	71,720	1,465,240
Umpqua Holdings	161,082	2,657,853

		41,854,662

Capital Markets - 0.4%
B. Riley Financial	194,989	3,254,366

Insurance - 1.2%
HCI Group	70,376	3,007,167
Heritage Insurance Holdings	306,307	4,472,082
MBIA [1]	425,700	4,052,664

		11,531,913

Thrifts & Mortgage Finance - 1.3%
Axos Financial [1,2]	28,200	816,672
MGIC Investment [1]	107,572	1,418,875
Radian Group	225,598	4,678,902
Walker & Dunlop	112,128	5,708,436

		12,622,885

Total		69,263,826

Health Care – 7.7%
Biotechnology - 0.3%
AMAG Pharmaceuticals [1]	212,200	2,733,136

Health Care Equipment & Supplies - 2.5%
Accuray [1,2]	692,602	3,303,712
Alphatec Holdings [1]	124,000	328,600
AngioDynamics [1]	284,812	6,510,802
Invacare Corporation	888,516	7,436,879
RTI Surgical Holdings [1]	324,228	1,948,610
Varex Imaging [1]	144,200	4,885,496

		24,414,099

Health Care Providers & Services - 3.3%
AAC Holdings [1]	707,135	1,301,128
Acadia Healthcare [1,2]	182,379	5,345,529
BioScrip [1]	851,945	1,703,890
Brookdale Senior Living [1]	370,809	2,439,923
Community Health Systems [1]	760,114	2,835,225
Cross Country Healthcare [1]	436,014	3,065,179
Owens & Minor	564,923	2,316,184
R1 RCM [1]	352,418	3,407,882
RadNet [1]	145,900	1,807,701
Select Medical Holdings [1]	171,400	2,415,026
Surgery Partners [1,2]	410,972	4,635,764

		31,273,431

Health Care Technology - 0.9%
Allscripts Healthcare Solutions [1]	419,628	4,003,251
Castlight Health Cl. B [1,2]	602,397	2,258,989
Evolent Health Cl. A [1]	177,000	2,226,660

		8,488,900

Life Sciences Tools & Services - 0.3%
Cambrex Corporation [1]	76,000	2,952,600

Pharmaceuticals - 0.4%
Mallinckrodt [1]	187,496	4,076,163

Total		73,938,329

Industrials – 25.6%
Aerospace & Defense - 3.0%
Aerojet Rocketdyne Holdings [1,2]	83,754	2,975,779
Ducommun [1]	17,923	780,009
KEYW Holding [1]	585,729	5,048,984
Kratos Defense & Security Solutions [1]	425,717	6,653,957
Triumph Group	347,301	6,619,557
Wesco Aircraft Holdings [1]	697,720	6,132,959

		28,211,245

Air Freight & Logistics - 0.5%
Atlas Air Worldwide Holdings [1,2]	102,404	5,177,546

Airlines - 0.3%
Hawaiian Holdings	81,600	2,142,000
Mesa Air Group [1]	114,500	954,930

		3,096,930

Building Products - 3.5%
American Woodmark [1]	50,700	4,189,341
Apogee Enterprises	173,973	6,522,248
Builders FirstSource [1]	67,395	899,049
Griffon Corporation	378,259	6,990,226
Insteel Industries	144,711	3,027,354
NCI Building Systems [1]	276,418	1,702,735
PGT Innovations [1]	141,530	1,960,191
Quanex Building Products	321,288	5,105,266
Resideo Technologies [1]	163,000	3,144,270

		33,540,680

Commercial Services & Supplies - 1.6%
Herman Miller	91,334	3,213,130
Interface	204,696	3,135,943
Pitney Bowes	432,200	2,969,214
Team [1]	340,186	5,953,255

		15,271,542

Construction & Engineering - 3.3%
Aegion Corporation [1]	271,385	4,768,234
Ameresco Cl. A [1]	98,000	1,585,640
Arcosa	122,300	3,736,265
Construction Partners Cl. A [1]	105,679	1,349,521
Granite Construction	196,182	8,465,253
Great Lakes Dredge & Dock [1]	263,716	2,349,710
Northwest Pipe [1]	362,155	8,691,720

		30,946,343

Electrical Equipment - 0.2%
Babcock & Wilcox Enterprises [1,2]	1,216,481	500,217
Power Solutions International [1,3]	146,143	1,027,386

		1,527,603

Machinery - 9.1%
Astec Industries	215,335	8,131,050
Commercial Vehicle Group [1]	791,704	6,072,370
Federal Signal	58,174	1,511,942
FreightCar America [1]	479,687	2,954,872
Hurco Companies	94,197	3,798,965
Hyster-Yale Materials Handling Cl. A	93,306	5,818,562
Lydall [1]	58,100	1,363,026
Manitex International [1]	28,900	221,085
Meritor [1]	415,308	8,451,518
Milacron Holdings [1]	437,184	4,948,923
Mueller Industries	242,537	7,601,109
Mueller Water Products	793,672	7,968,467
NN	631,986	4,733,575
Park-Ohio Holdings	46,590	1,508,584
REV Group	43,097	471,912
Spartan Motors	489,847	4,325,349
TriMas Corporation [1]	251,110	7,591,055
Trinity Industries	126,900	2,757,537
Wabash National	171,100	2,318,405
Westport Fuel Systems [1]	2,538,694	3,934,976

		86,483,282

Marine - 0.4%
Diana Shipping [1]	327,777	924,331
Eagle Bulk Shipping [1]	307,433	1,429,563
Scorpio Bulkers	356,359	1,368,419

		3,722,313

Road & Rail - 0.7%
Celadon Group [1,3]	487,331	872,323
Hertz Global Holdings [1,2]	350,865	6,094,525

		6,966,848

Trading Companies & Distributors - 3.0%
Air Lease Cl. A	197,238	6,775,125
CAI International [1,2]	211,816	4,914,131
Herc Holdings [1]	229,378	8,941,155
Textainer Group Holdings [1]	289,130	2,790,105
Univar [1,2]	244,352	5,414,840

		28,835,356

Total		243,779,688

Information Technology – 22.9%
Communications Equipment - 3.6%
Aerohive Networks [1]	649,734	2,943,295
Applied Optoelectronics [1,2]	135,900	1,657,980
Aviat Networks [1]	68,769	1,056,292
Ciena Corporation [1]	192,673	7,194,410
Comtech Telecommunications	365,884	8,495,827
Digi International [1]	93,000	1,178,310
EMCORE Corporation [1]	337,925	1,233,426
Finisar Corporation [1]	252,807	5,857,538
Harmonic [1]	106,782	578,758
PCTEL	77,291	387,228
Ribbon Communications [1]	834,285	4,296,568

		34,879,632

Electronic Equipment, Instruments & Components - 4.7%
Coherent [1]	14,100	1,998,252
CUI Global [1]	426,974	503,829
Fabrinet [1]	77,705	4,068,634
Frequency Electronics [1]	214,532	2,542,204
Identiv [1]	516,371	2,602,510
II-VI [1]	128,368	4,780,424
KEMET Corporation	457,557	7,764,742
Knowles Corporation [1,2]	100,037	1,763,652
PCM [1]	139,126	5,096,186
Perceptron [1]	328,846	2,466,345
Sanmina Corporation [1]	69,434	2,003,171
SigmaTron International [1]	78,391	228,118
TTM Technologies [1]	266,457	3,125,541
Vishay Intertechnology	317,624	5,866,515

		44,810,123

IT Services - 1.5%
CoreLogic [1]	77,500	2,887,650
Limelight Networks [1]	384,357	1,241,473
Perspecta	307,600	6,219,672
Unisys Corporation [1]	342,782	4,000,266

		14,349,061

Semiconductors & Semiconductor Equipment - 7.2%
Alpha & Omega Semiconductor [1,2]	633,534	7,291,976
Amkor Technology [1]	203,000	1,733,620
Amtech Systems [1]	378,175	2,015,673
AXT [1]	603,491	2,685,535
Brooks Automation	69,620	2,041,955
Cohu	159,776	2,356,696
Cypress Semiconductor	362,161	5,403,442
FormFactor [1]	394,984	6,355,293
Ichor Holdings [1]	216,400	4,886,312
Kopin Corporation [1]	306,020	410,067
Kulicke & Soffa Industries	255,365	5,646,120
MACOM Technology Solutions Holdings [1,2]	425,705	7,113,530
MaxLinear [1]	11,071	282,643
Nanometrics [1]	79,064	2,441,496
NeoPhotonics Corporation [1]	744,161	4,680,773
Rudolph Technologies [1]	210,165	4,791,762
Synaptics [1]	26,095	1,037,276
Ultra Clean Holdings [1]	335,127	3,468,564
Veeco Instruments [1,2]	378,687	4,104,967

		68,747,700

Software - 2.9%
A10 Networks [1]	533,706	3,783,976
Amber Road [1]	346,817	3,006,903
Asure Software [1]	162,800	994,708
Avaya Holdings [1,2]	375,854	6,325,623
ImageWare Systems [1,2,3]	114,000	161,880
Rubicon Project (The) [1]	538,866	3,276,305
SecureWorks Corporation Cl. A [1,2]	253,300	4,660,720
Telaria [1]	813,284	5,156,221

		27,366,336

Technology Hardware, Storage & Peripherals - 3.0%
Avid Technology [1]	615,181	4,583,098
Cray [1]	296,418	7,721,689
Intevac [1]	595,227	3,648,742
NCR Corporation [1]	189,700	5,176,913
Stratasys [1]	188,326	4,485,925
3D Systems [1]	289,662	3,116,763

		28,733,130

Total		218,885,982

Materials – 9.5%
Chemicals - 3.2%
Cabot Corporation	60,100	2,501,963
Ferro Corporation [1]	333,384	6,310,959
Huntsman Corporation	168,500	3,789,565
Intrepid Potash [1]	872,200	3,305,638
Kraton Corporation [1]	255,269	8,214,557
LSB Industries [1]	138,400	863,616
Olin Corporation	125,300	2,899,442
Trecora Resources [1]	15,200	138,168
Tronox Holdings Cl. A	160,100	2,105,315

		30,129,223

Construction Materials - 0.4%
Forterra [1]	889,337	3,753,002

Metals & Mining - 5.8%
AK Steel Holding Corporation [1]	354,285	974,284
Allegheny Technologies [1]	267,814	6,848,004
Carpenter Technology	185,812	8,519,480
Century Aluminum [1]	317,060	2,815,493
Cleveland-Cliffs	487,752	4,872,642
Coeur Mining [1]	95,573	389,938
Commercial Metals	439,309	7,503,398
Ferroglobe	613,300	1,257,265
Haynes International	256,425	8,418,433
Hecla Mining	462,448	1,063,630
Noranda Aluminum Holding Corporation [1,3]	488,157	6,443
Synalloy Corporation	310,004	4,712,061
TimkenSteel Corporation [1]	421,035	4,572,440
Universal Stainless & Alloy Products [1]	190,361	3,154,282

		55,107,793

Paper & Forest Products - 0.1%
PH Glatfelter	84,300	1,190,316

Total		90,180,334

Real Estate – 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.1%
CatchMark Timber Trust Cl. A	121,900	1,197,058

Real Estate Management & Development - 0.3%
Tejon Ranch [1]	132,806	2,337,386

Total		3,534,444

Utilities – 0.2%
Water Utilities - 0.2%
Pure Cycle [1]	233,799	2,305,258

Total		2,305,258

TOTAL COMMON STOCKS
(Cost $877,129,217)		902,121,765

REPURCHASE AGREEMENT – 5.7%
Fixed Income Clearing Corporation,
0.50% dated 3/29/19, due 4/1/19,
maturity value $54,395,266 (collateralized
by obligations of various U.S. Government
Agencies, 1.875% due 7/31/22, valued at $55,482,907)
(Cost $54,393,000)		54,393,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 1.5%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-2.3237%)
(Cost $14,698,286)		14,698,286

TOTAL INVESTMENTS – 101.8%
(Cost $946,220,503)		971,213,051

LIABILITIES LESS CASH
AND OTHER ASSETS – (1.8)%		(17,615,898)

NET ASSETS – 100.0%		$953,597,153

SCHEDULES OF INVESTMENTS
ROYCE PENNSYLVANIA MUTUAL FUND
MARCH 31, 2019 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 99.0%

Communication Services – 1.6%
Media - 1.6%
comScore [1,2]	522,674	$10,584,148
Liberty Latin America Cl. C [1,2]	232,593	4,523,934
Meredith Corporation	151,841	8,390,734
Saga Communications Cl. A	116,258	3,858,603

Total		27,357,419

Consumer Discretionary – 7.4%
Auto Components - 2.3%
Cooper-Standard Holdings [1]	61,672	2,896,117
Dorman Products [1]	118,473	10,436,287
Gentex Corporation	236,005	4,880,583
LCI Industries	94,803	7,282,767
Standard Motor Products	97,744	4,799,230
Stoneridge [1]	160,063	4,619,418
Tower International	147,117	3,093,871
Visteon Corporation [1]	20,117	1,354,880

		39,363,153

Automobiles - 0.3%
Winnebago Industries	158,610	4,940,701

Distributors - 0.3%
Weyco Group	178,030	5,511,809

Hotels, Restaurants & Leisure - 0.8%
Hilton Grand Vacations [1,2]	252,562	7,791,538
Lindblad Expeditions Holdings [1]	367,713	5,607,623
Red Lion Hotels [1,2]	123,171	995,222

		14,394,383

Household Durables - 0.1%
La-Z-Boy	61,921	2,042,774

Internet & Direct Marketing Retail - 0.5%
Etsy [1]	69,989	4,704,661
Waitr Holdings [1,2]	217,680	2,675,287
zooplus [1]	15,983	1,821,580

		9,201,528

Leisure Products - 0.3%
MasterCraft Boat Holdings [1]	161,714	3,649,885
Nautilus [1]	106,465	591,945

		4,241,830

Specialty Retail - 2.4%
American Eagle Outfitters	218,313	4,839,999
America’s Car-Mart [1]	97,436	8,899,804
Barnes & Noble	75,187	408,265
Caleres	165,969	4,097,775
Camping World Holdings Cl. A	218,101	3,033,785
Designer Brands	90,894	2,019,665
Monro	157,023	13,585,630
Shoe Carnival	148,606	5,057,062

		41,941,985

Textiles, Apparel & Luxury Goods - 0.4%
Steven Madden	52,406	1,773,419
Wolverine World Wide	132,800	4,744,944

		6,518,363

Total		128,156,526

Consumer Staples – 1.4%
Food Products - 0.6%
Cal-Maine Foods	47,581	2,123,540
Farmer Bros. [1]	52,408	1,048,684
John B. Sanfilippo & Son	20,126	1,446,456
Nomad Foods [1]	171,173	3,500,488
Seneca Foods Cl. A [1]	105,072	2,584,771
Seneca Foods Cl. B [1]	6,292	152,707

		10,856,646

Personal Products - 0.8%
Inter Parfums	172,112	13,058,137

Total		23,914,783

Energy – 4.0%
Energy Equipment & Services - 4.0%
Core Laboratories	25,000	1,723,250
Era Group [1]	532,774	6,148,212
Forum Energy Technologies [1,2]	134,485	687,218
Helmerich & Payne	81,880	4,549,253
Natural Gas Services Group [1]	50,262	870,035
Pason Systems	1,040,509	15,183,093
RPC	260,074	2,967,444
SEACOR Holdings [1]	513,886	21,727,100
SEACOR Marine Holdings [1,2]	481,549	6,409,417
TGS-NOPEC Geophysical	335,320	9,147,972

		69,412,994

Oil, Gas & Consumable Fuels - 0.0%
San Juan Basin Royalty Trust	181,003	971,986

Total		70,384,980

Financials – 15.7%
Banks - 5.3%
Ames National	35,783	980,812
Bar Harbor Bankshares	48,324	1,250,142
BOK Financial	140,934	11,493,168
Camden National	125,182	5,222,593
City Holding Company	46,054	3,508,854
CNB Financial	195,735	4,946,223
Financial Institutions	101,588	2,761,162
First Citizens BancShares Cl. A	62,177	25,318,474
Landmark Bancorp	23,150	528,052
MidWestOne Financial Group	121,502	3,310,930
National Bankshares	119,455	5,118,647
Northrim BanCorp	93,915	3,232,554
Popular	205,102	10,691,967
TriState Capital Holdings [1]	97,584	1,993,641
Unity Bancorp	61,075	1,153,096
Webster Financial	230,905	11,699,956

		93,210,271

Capital Markets - 5.6%
Ares Management Cl. A	781,781	18,145,137
Artisan Partners Asset Management Cl. A	256,133	6,446,868
B. Riley Financial	70,017	1,168,584
Diamond Hill Investment Group	49,318	6,904,520
Houlihan Lokey Cl. A	305,519	14,008,046
Lazard Cl. A	156,565	5,658,259
Moelis & Company Cl. A	95,869	3,989,109
Morningstar	92,494	11,653,319
Pzena Investment Management Cl. A	71,146	575,571
Reinet Investments	116,469	1,992,091
Rothschild & Co	88,069	2,800,737
SEI Investments	154,476	8,071,371
Sprott	1,716,948	3,892,957
Virtu Financial Cl. A	521,754	12,391,657

		97,698,226

Insurance - 2.8%
Ambac Financial Group [1]	38,442	696,569
eHealth [1,2]	24,300	1,514,862
E-L Financial	29,218	17,620,005
James River Group Holdings	57,436	2,302,035
Kingstone Companies	106,483	1,569,560
MBIA [1]	692,387	6,591,524
ProAssurance Corporation	276,613	9,573,576
RLI Corp.	59,508	4,269,699
Trupanion [1,2]	145,592	4,766,682

		48,904,512

Investment Companies - 0.1%
Social Capital Hedosophia Holdings (Units) [1]	177,515	1,831,955

Thrifts & Mortgage Finance - 1.9%
Axos Financial [1,2]	167,208	4,842,344
Genworth MI Canada	456,169	13,821,441
Southern Missouri Bancorp	41,188	1,268,590
Timberland Bancorp	96,733	2,706,589
TrustCo Bank Corp. NY	764,730	5,934,305
WSFS Financial	95,755	3,696,143

		32,269,412

Total		273,914,376

Health Care – 7.4%
Biotechnology - 0.2%
Myriad Genetics [1]	25,000	830,000
Progenics Pharmaceuticals [1]	230,365	1,068,894
Zealand Pharma [1]	96,622	1,724,719

		3,623,613

Health Care Equipment & Supplies - 2.3%
AtriCure [1]	140,333	3,759,521
Atrion Corporation	8,486	7,456,479
Cardiovascular Systems [1]	79,844	3,086,769
CryoLife [1]	152,817	4,457,672
Hill-Rom Holdings	45,811	4,849,552
Lantheus Holdings [1]	113,232	2,771,919
Merit Medical Systems [1]	203,088	12,556,931
Surmodics [1]	9,600	417,408

		39,356,251

Health Care Providers & Services - 2.2%
AMN Healthcare Services [1]	82,565	3,887,986
Covetrus [1,2]	88,000	2,802,800
Encompass Health	125,485	7,328,324
Ensign Group (The)	29,764	1,523,619
HealthEquity [1]	42,628	3,153,620
National Research	136,613	5,273,262
Tivity Health [1,2]	74,749	1,312,592
U.S. Physical Therapy	120,172	12,621,665

		37,903,868

Health Care Technology - 1.0%
Medidata Solutions [1]	230,671	16,894,344

Life Sciences Tools & Services - 1.7%
Bio-Rad Laboratories Cl. A [1]	25,953	7,933,313
Bio-Techne	67,297	13,361,819
ICON [1]	31,848	4,349,800
NeoGenomics [1]	62,403	1,276,765
Quanterix Corporation [1,2]	140,579	3,631,156

		30,552,853

Total		128,330,929

Industrials – 27.8%
Aerospace & Defense - 2.1%
HEICO Corporation	245,668	23,306,523
HEICO Corporation Cl. A	138,234	11,619,950
Magellan Aerospace	104,171	1,384,426

		36,310,899

Air Freight & Logistics - 0.8%
Forward Air	157,115	10,170,054
Hub Group Cl. A [1]	108,475	4,431,204

		14,601,258

Airlines - 0.8%
Allegiant Travel	31,395	4,064,711
Hawaiian Holdings	309,754	8,131,042
Spirit Airlines [1,2]	31,330	1,656,104

		13,851,857

Building Products - 1.0%
Apogee Enterprises	210,137	7,878,036
Gibraltar Industries [1]	130,289	5,291,036
Simpson Manufacturing	56,572	3,353,023

		16,522,095

Commercial Services & Supplies - 1.9%
Healthcare Services Group	164,656	5,432,001
Heritage-Crystal Clean [1]	158,141	4,340,970
Kimball International Cl. B	440,057	6,222,406
Mobile Mini	148,834	5,051,426
PICO Holdings [1]	326,703	3,234,360
Ritchie Bros. Auctioneers	39,233	1,333,922
Team [1]	185,710	3,249,925
UniFirst Corporation	31,208	4,790,428

		33,655,438

Construction & Engineering - 2.1%
Arcosa	376,038	11,487,961
Construction Partners Cl. A [1]	54,866	700,639
KBR	470,489	8,981,635
Valmont Industries	118,050	15,358,305

		36,528,540

Electrical Equipment - 1.0%
Encore Wire	79,059	4,523,756
EnerSys	5,000	325,800
Preformed Line Products	224,632	11,925,713

		16,775,269

Industrial Conglomerates - 1.1%
Raven Industries	520,810	19,983,480

Machinery - 10.2%
Alamo Group	28,656	2,863,881
CIRCOR International [1]	304,215	9,917,409
Colfax Corporation [1,2]	313,764	9,312,515
Franklin Electric	218,223	11,149,013
Global Brass and Copper Holdings	82,906	2,855,283
Graco	185,633	9,192,546
Graham Corporation	44,465	872,848
John Bean Technologies	134,682	12,375,929
Kadant	114,206	10,045,560
Kornit Digital [1,2]	59,526	1,416,719
Lincoln Electric Holdings	112,290	9,417,762
Lindsay Corporation	119,403	11,557,016
Lydall [1]	35,028	821,757
Meritor [1]	693,749	14,117,792
Miller Industries	218,218	6,732,025
Nordson Corporation	68,760	9,112,075
RBC Bearings [1]	56,738	7,215,371
Sun Hydraulics	566,964	26,369,496
Tennant Company	228,874	14,210,787
Wabash National	598,760	8,113,198

		177,668,982

Marine - 1.3%
Clarkson	405,000	12,527,938
Eagle Bulk Shipping [1]	379,836	1,766,237
Kirby Corporation [1]	112,933	8,482,398

		22,776,573

Professional Services - 1.8%
Exponent	184,649	10,657,940
GP Strategies [1]	80,727	980,833
Heidrick & Struggles International	135,596	5,197,395
Kforce	56,776	1,993,973
Korn Ferry	88,543	3,964,955
ManpowerGroup	76,110	6,293,536
Resources Connection	42,928	710,029
TrueBlue [1]	68,434	1,617,780

		31,416,441

Road & Rail - 2.1%
ArcBest Corporation	180,012	5,542,569
Landstar System	145,507	15,917,011
Saia [1]	71,091	4,343,660
Universal Logistics Holdings	482,495	9,495,502
Werner Enterprises	58,996	2,014,713

		37,313,455

Trading Companies & Distributors - 1.6%
Air Lease Cl. A	468,467	16,091,841
Applied Industrial Technologies	121,716	7,238,451
Richelieu Hardware	245,741	4,356,347

		27,686,639

Total		485,090,926

Information Technology – 22.0%
Communications Equipment - 0.4%
ADTRAN	65,425	896,323
Digi International [1]	288,675	3,657,512
NETGEAR [1]	47,900	1,586,448

		6,140,283

Electronic Equipment, Instruments & Components - 10.9%
Badger Meter	245,526	13,661,067
Benchmark Electronics	344,222	9,035,828
Celestica [1]	731,139	6,178,125
Cognex Corporation	157,547	8,012,840
Coherent [1]	101,018	14,316,271
Dolby Laboratories Cl. A	95,028	5,983,913
Fabrinet [1]	130,970	6,857,589
FARO Technologies [1]	287,843	12,639,186
FLIR Systems	726,041	34,545,031
HollySys Automation Technologies	71,900	1,505,586
Insight Enterprises [1]	153,268	8,438,936
IPG Photonics [1]	42,449	6,442,909
Kimball Electronics [1]	182,454	2,826,212
Mesa Laboratories	42,404	9,774,122
MTS Systems	43,388	2,362,911
National Instruments	306,234	13,584,540
nLIGHT [1]	510,043	11,363,758
PC Connection	239,836	8,794,786
Richardson Electronics	137,743	933,898
Sanmina Corporation [1]	180,013	5,193,375
Vishay Intertechnology	368,545	6,807,026

		189,257,909

IT Services - 0.1%
Switch Cl. A	112,000	1,154,720

Semiconductors & Semiconductor Equipment - 6.5%
Advanced Energy Industries [1]	247,660	12,303,749
Brooks Automation	396,652	11,633,803
Cabot Microelectronics	94,941	10,629,594
Cirrus Logic [1]	367,010	15,440,111
Cohu	259,585	3,828,879
Diodes [1]	196,302	6,811,679
Entegris	222,599	7,944,558
FormFactor [1]	189,111	3,042,796
Kulicke & Soffa Industries	453,905	10,035,839
MKS Instruments	216,392	20,135,276
Nanometrics [1]	65,370	2,018,626
Nova Measuring Instruments [1,2]	48,304	1,216,295
Photronics [1]	170,376	1,610,053
Silicon Motion Technology ADR	163,539	6,482,686
Ultra Clean Holdings [1]	101,433	1,049,831

		114,183,775

Software - 3.9%
ACI Worldwide [1]	349,413	11,485,205
Altair Engineering Cl. A [1]	83,154	3,060,899
Amber Road [1]	119,809	1,038,744
Box Cl. A [1,2]	180,531	3,486,054
Descartes Systems Group (The) [1]	133,262	4,848,072
Domo Cl. B [1,2]	29,000	1,169,570
Everbridge [1]	50,744	3,806,308
Fair Isaac [1]	45,164	12,267,897
Five9 [1,2]	76,116	4,021,208
j2 Global	59,869	5,184,655
Manhattan Associates [1]	88,430	4,873,377
QAD Cl. A	46,077	1,984,536
Qualys [1]	36,038	2,981,784
TiVo	254,622	2,373,077
Upland Software [1,2]	142,118	6,020,119
Varonis Systems [1]	4,727	281,871

		68,883,376

Technology Hardware, Storage & Peripherals - 0.2%
Cray [1]	137,702	3,587,137

Total		383,207,200

Materials – 8.6%
Chemicals - 4.7%
Balchem Corporation	136,488	12,666,086
Chase Corporation	32,780	3,033,461
Element Solutions [1,2]	907,638	9,167,144
FutureFuel Corporation	557,519	7,470,755
Ingevity Corporation [1,2]	70,197	7,413,505
Innospec	81,901	6,826,448
Minerals Technologies	191,195	11,240,354
Quaker Chemical	119,990	24,037,597

		81,855,350

Construction Materials - 0.1%
Imerys	40,000	1,994,023

Containers & Packaging - 0.6%
AptarGroup	96,439	10,260,145

Metals & Mining - 2.1%
Alamos Gold Cl. A	2,135,448	10,834,240
Commercial Metals	39,034	666,701
Franco-Nevada	93,216	6,995,861
Haynes International	37,643	1,235,820
Hecla Mining	151,513	348,480
IAMGOLD Corporation [1]	800,000	2,776,000
Major Drilling Group International [1]	988,761	3,322,136
Pretium Resources [1]	89,701	766,555
Reliance Steel & Aluminum	110,122	9,939,612

		36,885,405

Paper & Forest Products - 1.1%
Stella-Jones	569,501	19,245,456

Total		150,240,379

Real Estate – 3.1%
Real Estate Management & Development - 3.1%
FRP Holdings [1]	290,503	13,819,228
Kennedy-Wilson Holdings	532,500	11,390,175
Marcus & Millichap [1]	363,680	14,812,686
St. Joe Company (The) [1]	248,863	4,103,751
Tejon Ranch [1]	598,465	10,532,984

Total		54,658,824

TOTAL COMMON STOCKS
(Cost $1,168,763,013)		1,725,256,342

REPURCHASE AGREEMENT – 1.0%
Fixed Income Clearing Corporation,
0.50% dated 3/29/19, due 4/1/19,
maturity value $17,422,726 (collateralized
by obligations of various U.S. Government
Agencies, 1.625% due 8/31/22, valued at $17,775,035)
(Cost $17,422,000)		17,422,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 0.3%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-2.3237%)
(Cost $5,542,007)		5,542,007

TOTAL INVESTMENTS – 100.3%
(Cost $1,191,727,020)		1,748,220,349

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.3)%		(4,573,222)

NET ASSETS – 100.0%		$1,743,647,127

SCHEDULES OF INVESTMENTS
ROYCE PREMIER FUND
MARCH 31, 2019 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 98.9%

Consumer Discretionary – 7.7%
Auto Components - 2.8%
Dorman Products [1]	376,903	$33,201,385
LCI Industries	252,140	19,369,395

		52,570,780

Automobiles - 0.5%
Thor Industries	155,982	9,728,597

Distributors - 1.3%
Pool Corporation	150,676	24,857,020

Diversified Consumer Services - 0.8%
Sotheby’s [1]	364,242	13,750,136

Textiles, Apparel & Luxury Goods - 2.3%
Columbia Sportswear	163,016	16,983,007
Wolverine World Wide	720,959	25,759,865

		42,742,872

Total		143,649,405

Consumer Staples – 1.4%
Food Products - 1.4%
Cal-Maine Foods	601,852	26,860,655

Total		26,860,655

Energy – 3.5%
Energy Equipment & Services - 3.5%
Pason Systems	2,695,145	39,327,517
SEACOR Holdings [1]	629,035	26,595,600

Total		65,923,117

Financials – 14.2%
Capital Markets - 9.6%
Ares Management Cl. A	2,362,621	54,836,433
Ashmore Group	8,700,000	48,407,365
Lazard Cl. A	559,716	20,228,136
Morningstar	344,447	43,396,877
TMX Group	203,694	13,119,275

		179,988,086

Insurance - 2.7%
Alleghany Corporation [1]	57,097	34,966,203
ProAssurance Corporation	447,565	15,490,224

		50,456,427

Thrifts & Mortgage Finance - 1.9%
Genworth MI Canada	1,138,465	34,494,293

Total		264,938,806

Health Care – 4.3%
Health Care Technology - 2.7%
Medidata Solutions [1]	676,646	49,557,553

Life Sciences Tools & Services - 1.6%
Bio-Techne	153,253	30,428,383

Total		79,985,936

Industrials – 36.7%
Air Freight & Logistics - 2.1%
Forward Air	602,149	38,977,105

Building Products - 1.7%
Simpson Manufacturing	541,512	32,095,416

Commercial Services & Supplies - 1.7%
Ritchie Bros. Auctioneers	916,109	31,147,706

Construction & Engineering - 2.1%
Valmont Industries	304,385	39,600,488

Industrial Conglomerates - 0.4%
Raven Industries	168,328	6,458,745

Machinery - 18.5%
CIRCOR International [1]	973,487	31,735,676
Colfax Corporation [1,2]	1,006,000	29,858,080
Franklin Electric	261,983	13,384,712
John Bean Technologies	488,523	44,890,378
Kadant	157,444	13,848,774
Lincoln Electric Holdings	712,017	59,716,866
Lindsay Corporation	484,370	46,882,172
RBC Bearings [1]	159,905	20,335,119
Sun Hydraulics	805,072	37,443,899
Woodward	499,086	47,358,271

		345,453,947

Marine - 4.5%
Clarkson	603,206	18,659,079
Kirby Corporation [1]	878,338	65,971,967

		84,631,046

Road & Rail - 2.7%
Landstar System	460,540	50,378,471

Trading Companies & Distributors - 3.0%
Air Lease Cl. A	1,649,979	56,676,779

Total		685,419,703

Information Technology – 20.4%
Electronic Equipment, Instruments & Components - 9.2%
Anixter International [1]	231,882	13,010,899
Cognex Corporation	608,494	30,948,005
Coherent [1]	326,645	46,292,129
IPG Photonics [1]	114,024	17,306,563
National Instruments	1,156,800	51,315,648
nLIGHT [1]	565,844	12,607,004

		171,480,248

IT Services - 1.1%
Jack Henry & Associates	149,663	20,764,245

Semiconductors & Semiconductor Equipment - 5.2%
Cabot Microelectronics	391,428	43,824,279
MKS Instruments	568,769	52,923,955

		96,748,234

Software - 4.9%
Fair Isaac [1]	180,111	48,923,551
Manhattan Associates [1]	797,114	43,928,953

		92,852,504

Total		381,845,231

Materials – 9.1%
Chemicals - 5.1%
Element Solutions [1]	774,237	7,819,794
Innospec	137,030	11,421,451
Minerals Technologies	557,585	32,780,422
Quaker Chemical	220,579	44,188,591

		96,210,258

Metals & Mining - 2.2%
Reliance Steel & Aluminum	449,128	40,538,293

Paper & Forest Products - 1.8%
Stella-Jones	1,009,740	34,122,691

Total		170,871,242

Real Estate – 1.6%
Real Estate Management & Development - 1.6%
Kennedy-Wilson Holdings	1,354,242	28,967,236

Total		28,967,236

TOTAL COMMON STOCKS
(Cost $1,114,879,265)		1,848,461,331

REPURCHASE AGREEMENT – 1.1%
Fixed Income Clearing Corporation,
0.50% dated 3/29/19, due 4/1/19,
maturity value $20,301,846 (collateralized
by obligations of various U.S. Government
Agencies, 1.875% due 7/31/22, valued at $20,709,912)
(Cost $20,301,000)		20,301,000

TOTAL INVESTMENTS – 100.0%
(Cost $1,135,180,265)		1,868,762,331

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.0)%		(683,789)

NET ASSETS – 100.0%		$1,868,078,542

SCHEDULES OF INVESTMENTS
ROYCE SMALL-CAP LEADERS FUND
MARCH 31, 2019 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 95.4%

Communication Services – 0.8%
Media - 0.8%
E.W. Scripps Company (The) Cl. A	17,690	$371,490

Total		371,490

Consumer Discretionary – 13.3%
Auto Components - 4.6%
Cooper-Standard Holdings [1]	6,200	291,152
Gentex Corporation	12,734	263,339
LCI Industries	11,532	885,889
Standard Motor Products	4,700	230,770
Stoneridge [1]	11,300	326,118
Visteon Corporation [1]	3,700	249,195

		2,246,463

Hotels, Restaurants & Leisure - 1.2%
Century Casinos [1]	63,900	578,934

Household Durables - 0.7%
Ethan Allen Interiors	16,900	323,297

Leisure Products - 2.2%
Johnson Outdoors Cl. A	3,700	264,032
MasterCraft Boat Holdings [1]	36,725	828,883

		1,092,915

Specialty Retail - 2.6%
Caleres	18,200	449,358
Children’s Place	4,250	413,440
Monro	4,500	389,340

		1,252,138

Textiles, Apparel & Luxury Goods - 2.0%
Movado Group	18,000	654,840
Wolverine World Wide	8,500	303,705

		958,545

Total		6,452,292

Consumer Staples – 4.4%
Food Products - 2.5%
Cal-Maine Foods	6,758	301,609
Industrias Bachoco ADR	9,000	414,900
Tootsie Roll Industries	14,099	525,047

		1,241,556

Personal Products - 1.9%
Inter Parfums	12,030	912,716

Total		2,154,272

Energy – 3.9%
Energy Equipment & Services - 3.9%
Oil States International [1]	19,040	322,919
Pason Systems	63,240	922,797
TGS-NOPEC Geophysical	22,950	626,106

Total		1,871,822

Financials – 11.3%
Capital Markets - 5.7%
Artisan Partners Asset Management Cl. A	37,400	941,358
Federated Investors Cl. B	4,260	124,860
Houlihan Lokey Cl. A	24,600	1,127,910
Lazard Cl. A	15,970	577,156

		2,771,284

Insurance - 3.6%
FBL Financial Group Cl. A	5,000	313,600
ProAssurance Corporation	16,700	577,987
RLI Corp.	11,500	825,125

		1,716,712

Thrifts & Mortgage Finance - 2.0%
Genworth MI Canada	31,460	953,205

Total		5,441,201

Health Care – 3.9%
Biotechnology - 0.8%
Eagle Pharmaceuticals [1,2]	7,300	368,577

Health Care Equipment & Supplies - 0.6%
Lantheus Holdings [1]	12,100	296,208

Health Care Providers & Services - 0.7%
AMN Healthcare Services [1]	7,000	329,630

Health Care Technology - 0.5%
Simulations Plus	12,875	271,791

Life Sciences Tools & Services - 1.3%
Bio-Techne	3,094	614,314

Total		1,880,520

Industrials – 28.8%
Building Products - 4.3%
Apogee Enterprises	20,700	776,043
Gibraltar Industries [1]	22,014	893,989
Simpson Manufacturing	6,620	392,367

		2,062,399

Commercial Services & Supplies - 4.0%
Kimball International Cl. B	37,230	526,432
PICO Holdings [1]	22,200	219,780
Steelcase Cl. A	20,600	299,730
UniFirst Corporation	5,700	874,950

		1,920,892

Construction & Engineering - 4.8%
Arcosa	29,900	913,445
Comfort Systems USA	5,400	282,906
Sterling Construction [1]	55,000	688,600
Valmont Industries	3,495	454,700

		2,339,651

Electrical Equipment - 0.6%
EnerSys	4,600	299,736

Machinery - 11.2%
CIRCOR International [1]	15,520	505,952
Greenbrier Companies (The)	13,300	428,659
John Bean Technologies	9,899	909,619
Kadant	10,760	946,449
Kennametal	8,300	305,025
Meritor [1]	55,900	1,137,565
RBC Bearings [1]	980	124,627
Sun Hydraulics	7,900	367,429
Wabash National	49,600	672,080

		5,397,405

Professional Services - 1.0%
Heidrick & Struggles International	12,700	486,791

Road & Rail - 2.9%
Landstar System	8,520	932,003
Saia [1]	7,620	465,582

		1,397,585

Total		13,904,459

Information Technology – 20.9%
Communications Equipment - 1.3%
NETGEAR [1]	7,200	238,464
NetScout Systems [1,2]	14,200	398,594

		637,058

Electronic Equipment, Instruments & Components - 8.6%
Coherent [1]	4,100	581,052
Fabrinet [1]	4,100	214,676
FARO Technologies [1]	6,060	266,095
Insight Enterprises [1]	10,100	556,106
Kimball Electronics [1]	44,356	687,074
Methode Electronics	12,800	368,384
nLIGHT [1]	23,700	528,036
Vishay Intertechnology	17,900	330,613
Vishay Precision Group [1]	18,751	641,472

		4,173,508

Semiconductors & Semiconductor Equipment - 8.7%
Advanced Energy Industries [1]	22,700	1,127,736
Cabot Microelectronics	4,736	530,243
Cohu	17,760	261,960
Kulicke & Soffa Industries	17,900	395,769
MKS Instruments	5,645	525,267
Nanometrics [1]	11,938	368,645
Nova Measuring Instruments [1]	22,400	564,032
Silicon Motion Technology ADR	10,700	424,148

		4,197,800

Software - 2.3%
j2 Global	12,524	1,084,578

Total		10,092,944

Materials – 3.5%
Chemicals - 2.2%
Minerals Technologies	18,056	1,061,512

Paper & Forest Products - 1.3%
Stella-Jones	18,800	635,319

Total		1,696,831

Real Estate – 4.6%
Real Estate Management & Development - 4.6%
Kennedy-Wilson Holdings	56,500	1,208,535
Marcus & Millichap [1]	24,610	1,002,365

Total		2,210,900

TOTAL COMMON STOCKS
(Cost $37,090,852)		46,076,731

REPURCHASE AGREEMENT – 5.1%
Fixed Income Clearing Corporation,
0.50% dated 3/29/19, due 4/1/19,
maturity value $2,450,102 (collateralized
by obligations of various U.S. Government
Agencies, 1.625% due 8/31/22, valued at $2,500,689)
(Cost $2,450,000)		2,450,000

TOTAL INVESTMENTS – 100.5%
(Cost $39,540,852)		48,526,731

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.5)%		(255,773)

NET ASSETS – 100.0%		$48,270,958

SCHEDULES OF INVESTMENTS
ROYCE SMALL-CAP VALUE FUND
MARCH 31, 2019 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 91.2%

Communication Services – 1.7%
Media - 1.7%
Saga Communications Cl. A	102,495	$3,401,809

Total		3,401,809

Consumer Discretionary – 12.4%
Auto Components - 3.9%
Cooper-Standard Holdings [1]	37,873	1,778,516
Gentex Corporation	95,028	1,965,179
Stoneridge [1]	33,998	981,182
Tower International	91,674	1,927,904
Visteon Corporation [1]	14,002	943,035

		7,595,816

Hotels, Restaurants & Leisure - 2.6%
Cheesecake Factory	20,100	983,292
Hilton Grand Vacations [1]	137,023	4,227,160

		5,210,452

Household Durables - 0.5%
La-Z-Boy	31,698	1,045,717

Specialty Retail - 4.9%
American Eagle Outfitters	132,545	2,938,523
Caleres	111,917	2,763,231
Designer Brands	49,891	1,108,578
Shoe Carnival	81,920	2,787,737

		9,598,069

Textiles, Apparel & Luxury Goods - 0.5%
Steven Madden	26,649	901,802

Total		24,351,856

Consumer Staples – 2.0%
Food & Staples Retailing - 2.0%
Village Super Market Cl. A	144,030	3,936,340

Total		3,936,340

Energy – 1.4%
Energy Equipment & Services - 1.4%
Helmerich & Payne	48,584	2,699,327
Unit Corporation [1]	2,900	41,296

Total		2,740,623

Financials – 24.1%
Banks - 12.4%
Ames National	103,450	2,835,564
Bar Harbor Bankshares	46,471	1,202,205
Camden National	92,961	3,878,333
City Holding Company	25,742	1,961,283
CNB Financial	111,401	2,815,103
Codorus Valley Bancorp	45,454	970,443
Financial Institutions	76,766	2,086,500
Landmark Bancorp	25,129	573,192
MidWestOne Financial Group	65,118	1,774,465
National Bankshares	68,863	2,950,780
Northrim BanCorp	55,188	1,899,571
Unity Bancorp	73,612	1,389,795

		24,337,234

Capital Markets - 3.4%
Houlihan Lokey Cl. A	50,730	2,325,971
Moelis & Company Cl. A	68,395	2,845,916
Pzena Investment Management Cl. A	191,947	1,552,851

		6,724,738

Insurance - 2.1%
James River Group Holdings	32,222	1,291,458
Kingstone Companies	64,801	955,167
Reinsurance Group of America	13,936	1,978,633

		4,225,258

Thrifts & Mortgage Finance - 6.2%
Genworth MI Canada	106,689	3,232,564
Southern Missouri Bancorp	62,525	1,925,770
Timberland Bancorp	52,400	1,466,152
TrustCo Bank Corp. NY	458,250	3,556,020
WSFS Financial	53,376	2,060,314

		12,240,820

Total		47,528,050

Health Care – 0.8%
Health Care Providers & Services - 0.8%
AMN Healthcare Services [1]	14,817	697,733
Ensign Group (The)	19,365	991,294

Total		1,689,027

Industrials – 28.4%
Aerospace & Defense - 0.6%
Magellan Aerospace	93,000	1,235,964

Airlines - 5.6%
Allegiant Travel	24,380	3,156,479
Hawaiian Holdings	187,722	4,927,702
Spirit Airlines [1,2]	54,598	2,886,050

		10,970,231

Building Products - 1.5%
Apogee Enterprises	80,087	3,002,462

Commercial Services & Supplies - 2.1%
Herman Miller	55,599	1,955,973
Kimball International Cl. B	144,574	2,044,276

		4,000,249

Construction & Engineering - 0.5%
Comfort Systems USA	18,545	971,572

Electrical Equipment - 1.0%
EnerSys	31,020	2,021,263

Machinery - 8.9%
Alamo Group	16,623	1,661,303
Commercial Vehicle Group [1]	182,665	1,401,040
Federal Signal	37,510	974,885
Global Brass and Copper Holdings	63,768	2,196,170
Meritor [1]	222,877	4,535,547
Miller Industries	150,801	4,652,211
Wabash National	157,871	2,139,152

		17,560,308

Professional Services - 4.0%
Heidrick & Struggles International	50,176	1,923,246
Kforce	30,009	1,053,916
Korn Ferry	65,593	2,937,254
Robert Half International	15,216	991,475
TrueBlue [1]	41,500	981,060

		7,886,951

Road & Rail - 4.2%
ArcBest Corporation	128,139	3,945,400
Old Dominion Freight Line	6,664	962,215
Saia [1]	19,841	1,212,285
Werner Enterprises	61,752	2,108,831

		8,228,731

Total		55,877,731

Information Technology – 19.8%
Communications Equipment - 0.4%
NETGEAR [1]	28,000	927,360

Electronic Equipment, Instruments & Components - 12.9%
Benchmark Electronics	110,184	2,892,330
Celestica [1]	482,124	4,073,948
Fabrinet [1]	18,490	968,136
Insight Enterprises [1]	87,583	4,822,320
Methode Electronics	70,263	2,022,169
PC Connection	90,828	3,330,663
Sanmina Corporation [1]	119,541	3,448,758
Vishay Intertechnology	206,739	3,818,469

		25,376,793

Semiconductors & Semiconductor Equipment - 6.5%
Advanced Energy Industries [1]	60,600	3,010,608
Kulicke & Soffa Industries	176,175	3,895,229
MKS Instruments	43,980	4,092,339
Silicon Motion Technology ADR	44,501	1,764,020

		12,762,196

Total		39,066,349

Real Estate – 0.6%
Real Estate Management & Development - 0.6%
Marcus & Millichap [1]	28,300	1,152,659

Total		1,152,659

TOTAL COMMON STOCKS
(Cost $160,413,901)		179,744,444

REPURCHASE AGREEMENT – 8.0%
Fixed Income Clearing Corporation,
0.50% dated 3/29/19, due 4/1/19,
maturity value $15,704,654 (collateralized
by obligations of various U.S. Government
Agencies, 1.625% due 8/31/22, valued at $16,021,114)
(Cost $15,704,000)		15,704,000

TOTAL INVESTMENTS – 99.2%
(Cost $176,117,901)		195,448,444

CASH AND OTHER ASSETS
LESS LIABILITIES – 0.8%		1,508,737

NET ASSETS – 100.0%		$196,957,181

SCHEDULES OF INVESTMENTS
ROYCE SMALL/MID-CAP PREMIER FUND
MARCH 31, 2019 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 85.8%

Communication Services – 3.9%
Media - 3.9%
Media General (Rights) [1,4]	102,272	$0
Meredith Corporation	68,950	3,810,177
Nexstar Media Group Cl. A	26,260	2,845,796

Total		6,655,973

Consumer Discretionary – 14.7%
Auto Components - 3.9%
Dorman Products [1]	18,000	1,585,620
LCI Industries	21,900	1,682,358
Standard Motor Products	67,000	3,289,700

		6,557,678

Distributors - 2.6%
LKQ Corporation [1]	155,000	4,398,900

Hotels, Restaurants & Leisure - 1.2%
Aramark	71,200	2,103,960

Specialty Retail - 5.6%
CarMax [1]	70,400	4,913,920
Children’s Place	24,400	2,373,632
Monro	26,100	2,258,172

		9,545,724

Textiles, Apparel & Luxury Goods - 1.4%
Wolverine World Wide	66,400	2,372,472

Total		24,978,734

Consumer Staples – 0.1%
Food Products - 0.1%
Cal-Maine Foods	3,700	165,131

Total		165,131

Financials – 8.3%
Banks - 1.0%
Webster Financial	35,450	1,796,252

Capital Markets - 3.1%
Lazard Cl. A	43,550	1,573,897
Oaktree Capital Group LLC Cl. A	32,700	1,623,555
SEI Investments	38,500	2,011,625

		5,209,077

Insurance - 4.2%
Alleghany Corporation [1]	8,820	5,401,368
Berkley (W.R.)	20,310	1,720,663

		7,122,031

Total		14,127,360

Health Care – 1.9%
Life Sciences Tools & Services - 1.9%
Bio-Rad Laboratories Cl. A [1]	10,626	3,248,156

Total		3,248,156

Industrials – 26.0%
Aerospace & Defense - 2.6%
Hexcel Corporation	40,540	2,803,746
Teledyne Technologies [1]	6,600	1,564,266

		4,368,012

Building Products - 3.1%
Lennox International	8,000	2,115,200
Simpson Manufacturing	53,200	3,153,164

		5,268,364

Commercial Services & Supplies - 2.2%
Copart [1]	40,200	2,435,718
UniFirst Corporation	8,240	1,264,840

		3,700,558

Construction & Engineering - 0.8%
Comfort Systems USA	26,800	1,404,052

Electrical Equipment - 1.7%
Hubbell Incorporated	18,721	2,208,704
Sensata Technologies Holding [1]	16,000	720,320

		2,929,024

Industrial Conglomerates - 2.7%
Carlisle Companies	37,778	4,632,338

Machinery - 4.4%
Allison Transmission Holdings	18,300	822,036
Colfax Corporation [1]	83,500	2,478,280
Lincoln Electric Holdings	49,960	4,190,145

		7,490,461

Marine - 3.4%
Kirby Corporation [1]	77,000	5,783,470

Professional Services - 0.9%
ManpowerGroup	19,000	1,571,110

Road & Rail - 1.6%
Landstar System	25,810	2,823,356

Trading Companies & Distributors - 2.6%
Air Lease Cl. A	96,000	3,297,600
Diploma	13,585	257,975
Watsco	5,680	813,433

		4,369,008

Total		44,339,753

Information Technology – 13.1%
Electronic Equipment, Instruments & Components - 5.0%
Coherent [1]	21,315	3,020,762
FLIR Systems	57,220	2,722,528
Littelfuse	15,300	2,791,944

		8,535,234

IT Services - 1.1%
WEX [1]	9,500	1,823,905

Semiconductors & Semiconductor Equipment - 7.0%
Axcelis Technologies [1]	23,800	478,856
Cabot Microelectronics	40,320	4,514,227
Entegris	79,300	2,830,217
MKS Instruments	43,320	4,030,926

		11,854,226

Total		22,213,365

Materials – 14.2%
Chemicals - 7.5%
Innospec	34,800	2,900,580
Minerals Technologies	69,000	4,056,510
NewMarket Corporation	2,500	1,083,900
Sensient Technologies	31,342	2,124,674
Westlake Chemical	38,600	2,619,396

		12,785,060

Containers & Packaging - 1.0%
Packaging Corporation of America	16,100	1,600,018

Metals & Mining - 2.9%
Kaiser Aluminum	13,460	1,409,666
Reliance Steel & Aluminum	39,655	3,579,260

		4,988,926

Paper & Forest Products - 2.8%
Stella-Jones	143,000	4,832,477

Total		24,206,481

Real Estate – 2.5%
Real Estate Management & Development - 2.5%
Jones Lang LaSalle	10,209	1,574,024
Kennedy-Wilson Holdings	111,000	2,374,290
Marcus & Millichap [1]	8,880	361,682

Total		4,309,996

Utilities – 1.1%
Gas Utilities - 1.1%
UGI Corporation	34,300	1,900,906

Total		1,900,906

TOTAL COMMON STOCKS
(Cost $128,586,815)		146,145,855

REPURCHASE AGREEMENT – 14.6%
Fixed Income Clearing Corporation,
0.50% dated 3/29/19, due 4/1/19,
maturity value $24,838,035 (collateralized
by obligations of various U.S. Government
Agencies, 1.625% due 8/31/22, valued at $25,336,057)
(Cost $24,837,000)		24,837,000

TOTAL INVESTMENTS – 100.4%
(Cost $153,423,815)		170,982,855

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.4)%		(752,672)

NET ASSETS – 100.0%		$170,230,183

SCHEDULES OF INVESTMENTS
ROYCE SMALLER-COMPANIES GROWTH FUND
MARCH 31, 2019 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 93.1%

Communication Services – 3.1%
Diversified Telecommunication Services - 0.8%
Bandwidth Cl. A [1]	35,000	$2,343,600

Entertainment - 0.9%
Sea Cl. A ADR [1,2]	108,000	2,540,160

Media - 0.6%
Marchex Cl. B [1]	377,099	1,783,678

Wireless Telecommunication Services - 0.8%
Boingo Wireless [1]	95,000	2,211,600

Total		8,879,038

Consumer Discretionary – 9.4%
Diversified Consumer Services - 0.5%
Bright Horizons Family Solutions [1]	12,000	1,525,320

Hotels, Restaurants & Leisure - 0.8%
Texas Roadhouse	36,000	2,238,840

Household Durables - 2.9%
Lovesac Company (The) [1,2]	174,223	4,845,142
Roku Cl. A [1]	32,000	2,064,320
Skyline Champion	72,000	1,368,000

		8,277,462

Internet & Direct Marketing Retail - 1.4%
Etsy [1,2]	14,000	941,080
Gaia Cl. A [1]	198,000	1,811,700
Waitr Holdings [1]	108,000	1,327,320

		4,080,100

Leisure Products - 0.5%
Callaway Golf	85,000	1,354,050

Multiline Retail - 0.3%
Ollies Bargain Outlet Holdings [1,2]	9,000	767,970

Specialty Retail - 2.5%
Carvana Cl. A [1,2]	19,000	1,103,140
Five Below [1]	7,000	869,750
Monro	62,000	5,364,240

		7,337,130

Textiles, Apparel & Luxury Goods - 0.5%
Columbia Sportswear	15,000	1,562,700

Total		27,143,572

Consumer Staples – 2.3%
Beverages - 0.5%
Primo Water [1]	89,000	1,375,940

Food Products - 1.3%
Farmer Bros.[1]	32,000	640,320
Freshpet [1,2]	73,000	3,087,170

		3,727,490

Personal Products - 0.5%
CV Sciences [1,2,3]	250,000	1,472,500

Total		6,575,930

Energy – 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Centennial Resource Development Cl. A [1]	122,000	1,072,380
Magnolia Oil & Gas Cl. A [1,2]	178,000	2,136,000
Viper Energy Partners L.P.	48,000	1,591,680

Total		4,800,060

Financials – 8.8%
Banks - 4.5%
Enterprise Financial Services	50,500	2,058,885
Seacoast Banking Corp of Florida [1]	82,000	2,160,700
ServisFirst Bancshares	30,000	1,012,800
Southern National Bancorp of Virginia	91,000	1,333,150
TriState Capital Holdings [1]	240,057	4,904,365
Webster Financial	26,000	1,317,420

		12,787,320

Capital Markets - 2.3%
MarketAxess Holdings	9,000	2,214,720
Northern Trust	24,000	2,169,840
PJT Partners Cl. A	18,000	752,400
WisdomTree Investments	208,000	1,468,480

		6,605,440

Diversified Financial Services - 0.0%
Black Ridge Acquisition [1]	5,000	51,050

Insurance - 0.5%
Health Insurance Innovations Cl. A [1,2]	54,000	1,448,280

Thrifts & Mortgage Finance - 1.5%
LendingTree [1]	8,000	2,812,480
OceanFirst Financial	63,000	1,515,780

		4,328,260

Total		25,220,350

Health Care – 21.7%
Biotechnology - 7.1%
CareDx [1]	40,000	1,260,800
Myriad Genetics [1]	116,000	3,851,200
Oxford Biomedica [1]	224,000	2,080,168
Progenics Pharmaceuticals [1]	227,200	1,054,208
REGENXBIO [1,2]	28,000	1,604,680
uniQure [1]	60,000	3,579,000
Veracyte [1]	247,150	6,183,693
Vericel Corporation [1]	44,000	770,440

		20,384,189

Health Care Equipment & Supplies - 7.7%
Apyx Medical [1]	755,415	4,766,669
Cantel Medical	9,000	602,010
CONMED Corporation	29,000	2,412,220
CryoPort [1]	240,198	3,103,358
Inogen [1]	23,255	2,217,829
Penumbra [1]	17,000	2,499,170
ViewRay [1]	463,000	3,421,570
West Pharmaceutical Services	29,000	3,195,800

		22,218,626

Health Care Providers & Services - 2.0%
Addus HomeCare [1]	20,000	1,271,800
Apollo Medical Holdings [1]	22,859	418,777
Covetrus [1,2]	42,000	1,337,700
HealthEquity [1]	19,000	1,405,620
PetIQ Cl. A [1,2]	37,000	1,162,170

		5,596,067

Health Care Technology - 0.5%
Tabula Rasa HealthCare [1,2]	27,000	1,523,340

Life Sciences Tools & Services - 3.3%
Fluidigm Corporation [1,2]	185,400	2,463,966
Harvard Bioscience [1]	508,600	2,192,066
Medpace Holdings [1]	4,000	235,880
Quanterix Corporation [1]	177,600	4,587,408

		9,479,320

Pharmaceuticals - 1.1%
Evolus [1,2]	28,000	631,960
Intersect ENT [1]	77,000	2,475,550

		3,107,510

Total		62,309,052

Industrials – 12.0%
Aerospace & Defense - 3.5%
AeroVironment [1]	9,500	649,895
BWX Technologies	33,000	1,636,140
Cubic Corporation	39,000	2,193,360
KEYW Holding [1]	641,000	5,525,420

		10,004,815

Air Freight & Logistics - 0.7%
Atlas Air Worldwide Holdings [1,2]	43,000	2,174,080

Building Products - 0.9%
DIRTT Environmental Solutions [1]	388,000	2,467,916

Electrical Equipment - 0.9%
American Superconductor [1]	202,349	2,602,208

Machinery - 2.5%
Kornit Digital [1]	126,000	2,998,800
Manitowoc Company [1,2]	117,000	1,919,970
Proto Labs [1]	7,000	735,980
Woodward	15,000	1,423,350

		7,078,100

Marine - 0.6%
Clarkson	54,976	1,700,583

Professional Services - 2.1%
ASGN [1]	33,000	2,095,170
GP Strategies [1]	334,647	4,065,961

		6,161,131

Trading Companies & Distributors - 0.8%
Lawson Products [1]	72,000	2,257,920

Total		34,446,753

Information Technology – 30.8%
Communications Equipment - 2.1%
Lumentum Holdings [1,2]	63,000	3,562,020
Quantenna Communications [1]	100,000	2,433,000

		5,995,020

Electronic Equipment, Instruments & Components - 4.7%
Airgain [1,2]	176,411	2,263,353
FLIR Systems	42,600	2,026,908
Iteris [1,2]	1,457,000	6,075,690
Knowles Corporation [1]	132,000	2,327,160
Seeing Machines [1]	4,375,700	173,824
Vishay Precision Group [1]	21,000	718,410

		13,585,345

IT Services - 2.9%
Twilio Cl. A [1,2]	20,000	2,583,600
Unisys Corporation [1]	483,000	5,636,610

		8,220,210

Semiconductors & Semiconductor Equipment - 4.8%
AXT [1]	310,000	1,379,500
Brooks Automation	81,000	2,375,730
CyberOptics Corporation [1]	137,000	2,342,700
MagnaChip Semiconductor [1]	249,961	1,849,711
Silicon Laboratories [1]	29,000	2,344,940
Silicon Motion Technology ADR	35,000	1,387,400
Universal Display	13,000	1,987,050

		13,667,031

Software - 15.6%
Alarm.com Holdings [1,2]	36,000	2,336,400
Avalara [1]	38,000	2,120,020
Coupa Software [1,2]	15,000	1,364,700
Envestnet [1]	13,000	850,070
Everbridge [1]	41,000	3,075,410
Five9 [1,2]	40,000	2,113,200
ForeScout Technologies [1]	54,000	2,263,140
Instructure [1,2]	28,000	1,319,360
LivePerson [1]	90,000	2,611,800
Manhattan Associates [1]	26,000	1,432,860
Materialise ADR [1,2]	245,577	3,865,382
Mimecast [1]	16,000	757,600
Mitek Systems [1]	206,000	2,521,440
Paylocity Holding Corporation [1]	89,786	8,008,013
Pluralsight Cl. A [1,2]	91,000	2,888,340
QAD Cl. A	50,000	2,153,500
RingCentral Cl. A [1]	31,000	3,341,800
Workiva Cl. A [1]	15,000	760,500
Yext [1,2]	47,000	1,027,420

		44,810,955

Technology Hardware, Storage & Peripherals - 0.7%
USA Technologies [1]	480,000	1,992,000

Total		88,270,561

Materials – 1.7%
Chemicals - 1.0%
Albemarle Corporation	10,000	819,800
American Vanguard	115,000	1,980,300

		2,800,100

Metals & Mining - 0.7%
Cobalt 27 Capital [1]	284,000	898,956
Orocobre [1]	492,350	1,178,129

		2,077,085

Total		4,877,185

Real Estate – 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.6%
Community Healthcare Trust	128,000	4,593,920

Total		4,593,920

TOTAL COMMON STOCKS
(Cost $212,378,795)		267,116,421

REPURCHASE AGREEMENT – 7.0%
Fixed Income Clearing Corporation,
0.50% dated 3/29/19, due 4/1/19,
maturity value $19,888,829 (collateralized
by obligations of various U.S. Government
Agencies, 1.625% due 8/31/22, valued at $20,290,463)
(Cost $19,888,000)		19,888,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 3.1%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-2.3237%)
(Cost $8,985,129)		8,985,129

TOTAL INVESTMENTS – 103.2%
(Cost $241,251,924)		295,989,550

LIABILITIES LESS CASH
AND OTHER ASSETS – (3.2)%		(9,177,900)

NET ASSETS – 100.0%		$286,811,650

SCHEDULES OF INVESTMENTS
ROYCE SPECIAL EQUITY FUND
MARCH 31, 2019 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 79.4%

Communication Services – 10.7%
Media - 10.7%
Meredith Corporation	1,325,000	$73,219,500
Scholastic Corporation	1,598,000	63,536,480

Total		136,755,980

Consumer Discretionary – 20.4%
Auto Components - 9.5%
Cooper Tire & Rubber	975,000	29,142,750
Gentex Corporation	1,030,000	21,300,400
Standard Motor Products [5]	1,380,000	67,758,000
Stoneridge [1]	152,000	4,386,720

		122,587,870

Automobiles - 1.0%
Winnebago Industries	406,000	12,646,900

Hotels, Restaurants & Leisure - 0.4%
Bowl America Cl. A [5]	343,000	5,162,150

Household Durables - 4.6%
Bassett Furniture Industries	511,000	8,385,510
Flexsteel Industries [5]	775,000	17,972,250
Hooker Furniture [5]	1,155,000	33,298,650

		59,656,410

Leisure Products - 0.8%
Johnson Outdoors Cl. A	140,000	9,990,400

Specialty Retail - 4.1%
Children’s Place	364,500	35,458,560
Haverty Furniture	766,500	16,771,020

		52,229,580

Total		262,273,310

Consumer Staples – 9.1%
Food & Staples Retailing - 3.0%
Weis Markets	958,000	39,095,980

Food Products - 5.1%
John B. Sanfilippo & Son [5]	911,500	65,509,505

Tobacco - 1.0%
Universal Corporation	215,000	12,390,450

Total		116,995,935

Energy – 1.0%
Energy Equipment & Services - 1.0%
RPC	1,136,000	12,961,760

Total		12,961,760

Industrials – 17.4%
Aerospace & Defense - 3.6%
National Presto Industries [5]	422,000	45,808,100

Building Products - 1.5%
Insteel Industries	922,800	19,304,976

Commercial Services & Supplies - 2.4%
Ennis	841,000	17,459,160
UniFirst Corporation	84,000	12,894,000

		30,353,160

Construction & Engineering - 1.1%
Argan	274,000	13,686,300

Electrical Equipment - 4.9%
Hubbell Incorporated	532,500	62,824,350

Machinery - 3.4%
Gencor Industries [1,5]	1,050,000	12,978,000
Hurco Companies [5]	580,639	23,417,171
Miller Industries	255,000	7,866,750

		44,261,921

Professional Services - 0.5%
Resources Connection	424,000	7,012,960

Total		223,251,767

Information Technology – 12.9%
Electronic Equipment, Instruments & Components - 6.6%
AVX Corporation	2,790,000	48,378,600
Vishay Intertechnology	1,960,000	36,201,200

		84,579,800

IT Services - 3.5%
Computer Services [3,5]	779,000	44,208,250

Semiconductors & Semiconductor Equipment - 2.8%
Axcelis Technologies [1]	490,000	9,858,800
Kulicke & Soffa Industries	1,195,000	26,421,450

		36,280,250

Total		165,068,300

Materials – 3.7%
Chemicals - 2.0%
Huntsman Corporation	1,145,000	25,751,050

Metals & Mining - 0.6%
Kaiser Aluminum	75,000	7,854,750

Paper & Forest Products - 1.1%
Louisiana-Pacific	530,000	12,921,400
Verso Corporation Cl. A [1]	71,000	1,520,820

		14,442,220

Total		48,048,020

Real Estate – 4.2%
Real Estate Management & Development - 4.2%
Marcus & Millichap [1]	1,335,000	54,374,550

Total		54,374,550

TOTAL COMMON STOCKS
(Cost $775,885,921)		1,019,729,622

REPURCHASE AGREEMENT – 20.3%
Fixed Income Clearing Corporation,
0.50% dated 3/29/19, due 4/1/19,
maturity value $261,076,878 (collateralized
by obligations of various U.S. Government
Agencies, 1.625% due 8/31/22, valued at $266,291,445)
(Cost $261,066,000)		261,066,000

TOTAL INVESTMENTS – 99.7%
(Cost $1,036,951,921)		1,280,795,622

CASH AND OTHER ASSETS
LESS LIABILITIES – 0.3%		4,185,034

NET ASSETS – 100.0%		$1,284,980,656

SCHEDULES OF INVESTMENTS
ROYCE TOTAL RETURN FUND
MARCH 31, 2019 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 98.9%

Communication Services – 2.4%
Diversified Telecommunication Services - 0.6%
ATN International	158,651	$8,946,330
IDT Corporation Cl. B	116,688	774,808

		9,721,138

Media - 1.7%
Gannett Company	270,618	2,852,314
Meredith Corporation	364,348	20,133,871
Saga Communications Cl. A	178,349	5,919,403

		28,905,588

Wireless Telecommunication Services - 0.1%
Telephone and Data Systems	48,374	1,486,533

Total		40,113,259

Consumer Discretionary – 6.3%
Auto Components - 2.0%
Gentex Corporation	663,567	13,722,566
LCI Industries	99,166	7,617,932
Nokian Renkaat	142,529	4,770,877
Standard Motor Products	78,129	3,836,134
Tower International	153,612	3,230,460

		33,177,969

Automobiles - 0.3%
Thor Industries	67,214	4,192,137

Distributors - 0.4%
Weyco Group	226,024	6,997,703

Hotels, Restaurants & Leisure - 0.3%
Brinker International	35,187	1,561,599
Cheesecake Factory	61,629	3,014,891

		4,576,490

Household Durables - 0.9%
Ethan Allen Interiors	417,417	7,985,187
La-Z-Boy	188,109	6,205,716

		14,190,903

Multiline Retail - 0.2%
Big Lots	35,123	1,335,376
Dillard’s Cl. A	22,939	1,652,067

		2,987,443

Specialty Retail - 2.0%
Aaron’s	33,634	1,769,148
American Eagle Outfitters	369,726	8,196,826
Bed Bath & Beyond	181,361	3,081,323
Buckle (The)	97,504	1,825,275
Caleres	238,592	5,890,837
Camping World Holdings Cl. A	25,000	347,750
Cato Corporation (The) Cl. A	69,690	1,043,956
Designer Brands	84,016	1,866,836
Penske Automotive Group	92,877	4,146,958
Shoe Carnival	133,831	4,554,269

		32,723,178

Textiles, Apparel & Luxury Goods - 0.2%
J.G. Boswell Company [3]	1,014	678,366
Movado Group	45,920	1,670,570
Steven Madden	44,030	1,489,975

		3,838,911

Total		102,684,734

Consumer Staples – 4.2%
Beverages - 0.1%
Compania Cervecerias Unidas ADR	84,864	2,500,094

Food & Staples Retailing - 1.0%
Village Super Market Cl. A	623,592	17,042,769

Food Products - 2.9%
Flowers Foods	268,963	5,734,291
Fresh Del Monte Produce	187,818	5,076,720
Hershey Creamery [3]	699	2,481,450
Lancaster Colony	83,430	13,072,647
Tootsie Roll Industries	548,887	20,440,552

		46,805,660

Household Products - 0.1%
WD-40 Company	9,401	1,592,905

Personal Products - 0.1%
Nu Skin Enterprises Cl. A	30,400	1,454,944

Total		69,396,372

Energy – 3.8%
Energy Equipment & Services - 2.9%
Computer Modelling Group	225,949	1,039,837
Core Laboratories	47,800	3,294,854
Helmerich & Payne	169,860	9,437,422
Pason Systems	915,250	13,355,315
RPC	219,157	2,500,581
SEACOR Marine Holdings [1,2]	261,026	3,474,256
TGS-NOPEC Geophysical	530,159	14,463,436

		47,565,701

Oil, Gas & Consumable Fuels - 0.9%
Dorchester Minerals L.P.	249,438	4,554,738
PBF Energy Cl. A	71,551	2,228,098
Permian Basin Royalty Trust	680,666	5,125,415
Sabine Royalty Trust	9,095	423,372
San Juan Basin Royalty Trust	370,621	1,990,235

		14,321,858

Total		61,887,559

Financials – 33.6%
Banks - 11.4%
Ames National	228,658	6,267,516
Associated Banc-Corp	387,327	8,269,431
Bank of Hawaii	253,973	20,030,850
Bank of N.T. Butterfield & Son	46,729	1,676,637
Bank OZK	140,182	4,062,474
Bar Harbor Bankshares	164,155	4,246,690
BLOM Bank Cl. B GDR	225,597	2,199,571
BOK Financial	274,669	22,399,257
Cadence Bancorporation Cl. A	47,386	879,010
Camden National	189,705	7,914,493
Canadian Western Bank	514,560	10,746,713
City Holding Company	63,260	4,819,779
CNB Financial	215,917	5,456,223
Codorus Valley Bancorp	100,996	2,156,265
Farmers & Merchants Bank of Long Beach [3]	416	3,411,200
Financial Institutions	178,546	4,852,880
First Citizens BancShares Cl. A	60,698	24,716,226
First National Bank Alaska [3]	25,096	6,537,508
First of Long Island (The)	85,329	1,871,265
Hanmi Financial	117,513	2,499,501
Landmark Bancorp	71,329	1,627,014
MidWestOne Financial Group	149,808	4,082,268
National Bankshares	127,871	5,479,272
Northrim BanCorp	133,068	4,580,201
Peapack-Gladstone Financial	416,627	10,923,960
Popular	230,445	12,013,098
Unity Bancorp	154,739	2,921,472

		186,640,774

Capital Markets - 11.5%
AllianceBernstein Holding L.P.	371,187	10,723,592
Ares Management Cl. A	1,164,900	27,037,329
Artisan Partners Asset Management Cl. A	185,754	4,675,428
Ashmore Group	2,509,996	13,965,781
Associated Capital Group Cl. A	163,721	6,476,803
Bolsa Mexicana de Valores	4,831,182	10,030,609
Cohen & Steers	311,498	13,167,020
Coronation Fund Managers	470,890	1,499,277
Edmond de Rothschild (Suisse)	219	3,870,851
Egyptian Financial Group-Hermes Holding [1]	1,298,385	1,272,912
Federated Investors Cl. B	378,718	11,100,225
GAMCO Investors Cl. A	262,160	5,374,280
Houlihan Lokey Cl. A	104,068	4,771,518
Moelis & Company Cl. A	133,379	5,549,900
Morningstar	10,584	1,333,478
MVC Capital	280,165	2,541,097
Oaktree Capital Group LLC Cl. A	207,571	10,305,900
Och-Ziff Capital Management Group LLC Cl. A	59,502	976,428
Pzena Investment Management Cl. A	349,301	2,825,845
Rothschild & Co	64,542	2,052,540
Sprott	3,559,875	8,071,554
TMX Group	274,627	17,687,841
Value Partners Group	9,631,870	7,484,686
Virtu Financial Cl. A	385,154	9,147,407
Vontobel Holding	64,993	3,495,230
Waddell & Reed Financial Cl. A	88,586	1,531,652
Westwood Holdings Group	69,267	2,443,047

		189,412,230

Diversified Financial Services - 0.1%
First Pacific	638,477	232,619
Jefferies Financial Group	118,274	2,222,368

		2,454,987

Insurance - 8.4%
Alleghany Corporation [1]	27,036	16,556,846
Assured Guaranty	262,488	11,662,342
E-L Financial	42,586	25,681,619
Employers Holdings	67,879	2,722,627
Erie Indemnity Cl. A	184,151	32,874,636
First American Financial	68,042	3,504,163
Horace Mann Educators	16,715	588,535
James River Group Holdings	47,425	1,900,794
Kingstone Companies	110,586	1,630,038
Mercury General	63,277	3,168,279
National Western Life Group Cl. A	5,286	1,387,416
ProAssurance Corporation	395,329	13,682,337
Protective Insurance Cl. B	17,354	321,396
Reinsurance Group of America	29,252	4,153,199
RLI Corp.	113,293	8,128,773
State Auto Financial	176,392	5,806,825
Universal Insurance Holdings	44,466	1,378,446
White Mountains Insurance Group	2,108	1,950,912

		137,099,183

Thrifts & Mortgage Finance - 2.2%
Genworth MI Canada	347,502	10,528,945
New York Community Bancorp	380,167	4,398,532
Southern Missouri Bancorp	113,338	3,490,810
Timberland Bancorp	154,068	4,310,823
TrustCo Bank Corp. NY	911,218	7,071,052
WSFS Financial	164,500	6,349,700

		36,149,862

Total		551,757,036

Health Care – 1.3%
Health Care Equipment & Supplies - 1.0%
Atrion Corporation	5,363	4,712,361
Hill-Rom Holdings	99,926	10,578,166
Meridian Bioscience	72,409	1,275,123

		16,565,650

Health Care Providers & Services - 0.3%
Chemed Corporation	9,812	3,140,527
Ensign Group (The)	31,814	1,628,558

		4,769,085

Total		21,334,735

Industrials – 26.9%
Aerospace & Defense - 1.2%
HEICO Corporation	192,359	18,249,098
Magellan Aerospace	155,670	2,068,844

		20,317,942

Airlines - 1.0%
Allegiant Travel	47,954	6,208,604
Hawaiian Holdings	360,328	9,458,610

		15,667,214

Building Products - 0.8%
A. O. Smith Corporation	162,990	8,690,627
Apogee Enterprises	130,451	4,890,608

		13,581,235

Commercial Services & Supplies - 5.7%
ABM Industries	357,501	12,995,161
Deluxe Corporation	35,675	1,559,711
Ennis	93,165	1,934,105
Herman Miller	90,742	3,192,304
HNI Corporation	311,909	11,319,178
Kimball International Cl. B	880,932	12,456,379
McGrath RentCorp	251,393	14,221,302
MSA Safety	114,271	11,815,621
Ritchie Bros. Auctioneers	566,689	19,267,426
Tetra Tech	19,829	1,181,610
UniFirst Corporation	18,634	2,860,319

		92,803,116

Construction & Engineering - 2.0%
Arcosa	164,487	5,025,078
Argan	180,917	9,036,804
Comfort Systems USA	113,920	5,968,269
EMCOR Group	49,686	3,631,053
KBR	442,611	8,449,444

		32,110,648

Electrical Equipment - 1.8%
EnerSys	50,364	3,281,718
Hubbell Incorporated	162,025	19,115,710
Preformed Line Products	148,780	7,898,730

		30,296,158

Industrial Conglomerates - 0.9%
Raven Industries	396,046	15,196,285

Machinery - 9.0%
Alamo Group	33,554	3,353,387
Federal Signal	61,282	1,592,719
Franklin Electric	370,226	18,914,846
Global Brass and Copper Holdings	104,145	3,586,754
Gorman-Rupp Company (The)	299,110	10,151,793
Hillenbrand	23,281	966,860
Kadant	21,913	1,927,467
Lincoln Electric Holdings	129,146	10,831,475
Lindsay Corporation	139,140	13,467,361
Miller Industries	295,808	9,125,677
Mueller Industries	224,912	7,048,742
Nordson Corporation	34,372	4,554,977
Standex International	38,997	2,862,380
Starrett (L.S.) Company (The) Cl. A [1]	310,217	2,388,671
Sun Hydraulics	135,726	6,312,616
Tennant Company	254,929	15,828,542
Trinity Industries	493,461	10,722,908
Wabash National	754,369	10,221,700
Woodward	139,730	13,258,980

		147,117,855

Marine - 1.0%
Clarkson	526,371	16,282,328

Professional Services - 2.3%
Exponent	30,816	1,778,700
Forrester Research [1]	35,774	1,729,673
Heidrick & Struggles International	118,293	4,534,171
Kforce	49,041	1,722,320
Korn Ferry	107,100	4,795,938
ManpowerGroup	255,128	21,096,534
Robert Half International	24,821	1,617,336

		37,274,672

Road & Rail - 0.6%
ArcBest Corporation	209,500	6,450,505
Werner Enterprises	100,956	3,447,647

		9,898,152

Trading Companies & Distributors - 0.6%
Air Lease Cl. A	111,850	3,842,048
Applied Industrial Technologies	40,102	2,384,866
Systemax	181,438	4,107,756

		10,334,670

Total		440,880,275

Information Technology – 5.6%
Communications Equipment - 0.1%
ADTRAN	122,753	1,681,716

Electronic Equipment, Instruments & Components - 3.8%
AVX Corporation	843,491	14,626,134
Bel Fuse Cl. A	18,665	399,991
Benchmark Electronics	125,265	3,288,206
Methode Electronics	530,170	15,258,292
National Instruments	217,556	9,650,784
PC Connection	223,258	8,186,871
Vishay Intertechnology	578,329	10,681,737

		62,092,015

IT Services - 0.2%
MAXIMUS	35,123	2,493,031

Semiconductors & Semiconductor Equipment - 1.1%
Kulicke & Soffa Industries	330,774	7,313,413
MKS Instruments	71,490	6,652,145
Silicon Motion Technology ADR	118,556	4,699,560

		18,665,118

Software - 0.4%
Ebix	45,156	2,229,352
j2 Global	54,754	4,741,696

		6,971,048

Total		91,902,928

Materials – 10.1%
Chemicals - 5.6%
Albemarle Corporation	92,103	7,550,604
Balchem Corporation	121,321	11,258,589
Cabot Corporation	285,296	11,876,872
Chase Corporation	157,987	14,620,117
FutureFuel Corporation	108,287	1,451,046
Minerals Technologies	180,976	10,639,579
Quaker Chemical	161,199	32,292,996
Trinseo	42,354	1,918,636

		91,608,439

Containers & Packaging - 1.7%
AptarGroup	72,327	7,694,870
Mayr-Melnhof Karton	49,643	6,225,812
Sonoco Products	238,351	14,665,737

		28,586,419

Metals & Mining - 2.3%
Carpenter Technology	111,517	5,113,054
Ferroglobe (Warranty Insurance Trust) [1,4]	569,803	0
Franco-Nevada	66,956	5,025,048
Gold Fields ADR	1,219,803	4,549,865
Haynes International	232,982	7,648,799
Royal Gold	16,715	1,519,895
Schnitzer Steel Industries Cl. A	101,158	2,427,792
Worthington Industries	293,982	10,971,408

		37,255,861

Paper & Forest Products - 0.5%
Domtar Corporation	94,163	4,675,193
Neenah	32,738	2,107,018
Schweitzer-Mauduit International	43,927	1,700,853

		8,483,064

Total		165,933,783

Real Estate – 1.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Lexington Realty Trust	293,638	2,660,360
PotlatchDeltic Corporation	214,686	8,112,984

		10,773,344

Real Estate Management & Development - 1.0%
Kennedy-Wilson Holdings	805,129	17,221,709

Total		27,995,053

Utilities – 3.0%
Electric Utilities - 0.7%
ALLETE	129,881	10,680,115

Gas Utilities - 0.0%
Star Group L.P.	52,211	501,226

Water Utilities - 2.3%
Aqua America	379,103	13,814,513
SJW Group	307,922	19,011,104
York Water	133,512	4,582,132

		37,407,749

Total		48,589,090

TOTAL COMMON STOCKS
(Cost $1,004,767,825)		1,622,474,824

	PRINCIPAL
	AMOUNT
CORPORATE BONDS – 0.3%
Meritor 6.25%
due 2/15/24	$825,000	847,687
Unit Corporation 6.625%
due 5/15/21	4,269,155	4,098,389

TOTAL CORPORATE BONDS
(Cost $4,693,840)		4,946,076

REPURCHASE AGREEMENT – 0.9%
Fixed Income Clearing Corporation,
0.50% dated 3/29/19, due 4/1/19,
maturity value $14,499,604 (collateralized
by obligations of various U.S. Government
Agencies, 1.625%-1.875% due 7/31/22-8/31/22, valued at
$14,788,987)
(Cost $14,499,000)		14,499,000

TOTAL INVESTMENTS – 100.1%
(Cost $1,023,960,665)		1,641,919,900

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.1)%		(1,416,298)

NET ASSETS – 100.0%		$1,640,503,602

ADR – American Depository Receipt

[1]	Non-income producing.
[2]	All or a portion of these securities were on loan at March 31, 2019.
[3]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities.
[4]
Securities for which market quotations are not readily available represent 0.0%, 0.6%, 0.0% and 0.0% of net assets for Royce Low-Priced Stock Fund, Royce Micro-Cap Fund, Royce Small/Mid-Cap Premier Fund and Royce Total Return Fund. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Trustees. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

[5]
At March 31, 2019, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

Securities of Royce International Premier Fund are categorized by the country of their headquarters, with the exception of exchange-traded funds.

Tax Information:
At March 31, 2019, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		Net Unrealized
		Appreciation	Gross Unrealized

	Tax Basis Cost	(Depreciation)	Appreciation	Depreciation

Royce Dividend Value Fund	$71,610,112	$37,900,301	$40,931,403	$3,031,102
Royce Global Financial Services Fund	31,782,190	8,185,358	10,518,340	2,332,982
Royce International Premier Fund	436,930,515	31,068,627	46,856,935	15,788,308
Royce Low-Priced Stock Fund	188,840,135	31,135,103	54,773,261	23,638,158
Royce Micro-Cap Fund	124,866,763	25,841,910	41,581,915	15,740,005
Royce Micro-Cap Opportunity Fund	16,978,505	3,340,541	5,058,931	1,718,390
Royce Opportunity Fund	948,034,648	23,178,403	149,990,744	126,812,341
Royce Pennsylvania Mutual Fund	1,192,931,494	555,288,855	622,233,625	66,944,770
Royce Premier Fund	1,136,093,568	732,668,763	761,803,480	29,134,717
Royce Small-Cap Leaders Fund	39,623,269	8,903,462	10,153,574	1,250,112
Royce Small-Cap Value Fund	176,610,787	18,837,657	30,267,855	11,430,198
Royce Small/Mid-Cap Premier Fund	153,506,817	17,476,038	20,897,734	3,421,696
Royce Smaller-Companies Growth Fund	242,029,512	53,960,038	70,358,006	16,397,968
Royce Special Equity Fund	1,037,217,822	243,577,800	272,249,004	28,671,204
Royce Total Return Fund	1,025,463,491	616,456,409	661,720,193	45,263,784

The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Funds value their non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Trust’s Board of Trustees, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, a Fund may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by a Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of each Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1	–	quoted prices in active markets for identical securities.
Level 2	–
other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities are noted in the Schedules of Investments.

Level 3	–
significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value each Fund’s investments as of March 31, 2019. For a detailed breakout of common stocks by sector classification or country, please refer to the Schedules of Investments.

	Level 1	Level 2	Level 3	Total

Royce Dividend Value Fund
Common Stocks	$104,008,413	$–	$–	$104,008,413
Repurchase Agreement	–	5,502,000	–	5,502,000
Royce Global Financial Services Fund
Common Stocks	39,652,548	–	–	39,652,548
Repurchase Agreement	–	315,000	–	315,000
Royce International Premier Fund
Common Stocks	433,407,971	–	–	433,407,971
Preferred Stocks	8,851,171	–	–	8,851,171
Repurchase Agreement	–	25,740,000	–	25,740,000
Royce Low-Priced Stock Fund
Common Stocks	208,701,401	702,297	0	209,403,698
Repurchase Agreement	–	8,668,000	–	8,668,000
Money Market Fund/Collateral Received for Securities Loaned	1,903,540	–	–	1,903,540
Royce Micro-Cap Fund
Common Stocks	143,086,635	–	828,000	143,914,635
Repurchase Agreement	–	4,168,000	–	4,168,000
Money Market Fund/Collateral Received for Securities Loaned	2,626,038	–	–	2,626,038
Royce Micro-Cap Opportunity Fund
Common Stocks	18,775,096	8,950	–	18,784,046
Repurchase Agreement	–	1,535,000	–	1,535,000
Royce Opportunity Fund
Common Stocks	900,053,733	2,068,032	–	902,121,765
Repurchase Agreement	–	54,393,000	–	54,393,000
Money Market Fund/Collateral Received for Securities Loaned	14,698,286	–	–	14,698,286
Royce Pennsylvania Mutual Fund
Common Stocks	1,725,256,342	–	–	1,725,256,342
Repurchase Agreement	–	17,422,000	–	17,422,000
Money Market Fund/Collateral Received for Securities Loaned	5,542,007	–	–	5,542,007
Royce Premier Fund
Common Stocks	1,848,461,331	–	–	1,848,461,331
Repurchase Agreement	–	20,301,000	–	20,301,000
Royce Small-Cap Leaders Fund
Common Stocks	46,076,731	–	–	46,076,731
Repurchase Agreement	–	2,450,000	–	2,450,000
Royce Small-Cap Value Fund
Common Stocks	179,744,444	–	–	179,744,444
Repurchase Agreement	–	15,704,000	–	15,704,000
Royce Small/Mid-Cap Premier Fund
Common Stocks	146,145,855	–	0	146,145,855
Repurchase Agreement	–	24,837,000	–	24,837,000
Royce Smaller-Companies Growth Fund
Common Stocks	265,643,921	1,472,500	–	267,116,421
Repurchase Agreement	–	19,888,000	–	19,888,000
Money Market Fund/Collateral Received for Securities Loaned	8,985,129	–	–	8,985,129
Royce Special Equity Fund
Common Stocks	975,521,372	44,208,250	–	1,019,729,622
Repurchase Agreement	–	261,066,000	–	261,066,000
Royce Total Return Fund
Common Stocks	1,609,366,300	13,108,524	0	1,622,474,824
Corporate Bonds	–	4,946,076	–	4,946,076
Repurchase Agreement	–	14,499,000	–	14,499,000

Level 3 Reconciliation:

	Balance as			Realized	Unrealized	Balance as
	of 12/31/18	Purchases	Sales	Gain (Loss)	Gain (Loss)	of 3/31/19

Royce Low-Priced Stock Fund
Common Stocks	$0	$–	$–	$–	$–	$0
Royce Micro-Cap Fund
Common Stocks	828,000	–	–	–	–	828,000
Royce Small/Mid-Cap Premier Fund
Common Stocks	0	–	–	–	–	0
Royce Total Return Fund
Common Stocks	0	–	–	–	–	0

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information with adjustments (e.g. broker quotes, pricing services, net asset values).

					Impact to Valuation
	Fair Value at	Valuation	Unobservable		From an Increase in
	3/31/19	Technique(s)	Input(s)	Range Average	Input [1]

Royce Micro-Cap Fund
		Discounted Present Value
Common Stocks	$828,000	Balance Sheet Analysis	Liquidity Discount	30%-40%	Decrease

[1]
This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

Repurchase Agreements:
The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities. The remaining contractual maturities of repurchase agreements held by the Funds at March 31, 2019 are overnight and continuous.

Securities Lending:
The Funds loan securities through a lending agent to qualified institutional investors for the purpose of realizing additional income. Collateral for the Funds on all securities loaned is accepted in cash and cash equivalents, which are invested temporarily by the custodian, as well as non-cash collateral, which includes short and long-term U.S. Treasuries. The collateral maintained is at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds retain the risk of any loss on the securities on loan as well as incurring the potential loss on investments purchased with cash collateral received for securities lending. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Funds could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value. Loans of securities generally do not have stated maturity dates, and the Funds may recall a security at any time. The Funds’ securities lending income consists of the income earned on investing cash collateral, plus any premium payments received for lending certain securities, less any rebates paid to borrowers and lending agent fees associated with the loan. The lending agent is not affiliated with Royce. The following table presents cash collateral and the market value of securities on loan collateralized by cash collateral held by the Funds at March 31, 2019:

		Securities on Loan
	Cash Collateral [1]	Collateralized by Cash Collateral	Net Amount

Royce Low-Priced Stock Fund	$1,903,540	$(1,820,091)	$83,449
Royce Micro-Cap Fund	2,626,038	(2,561,388)	64,650
Royce Opportunity Fund	14,698,286	(14,198,645)	499,641
Royce Pennsylvania Mutual Fund	5,542,007	(5,586,551)	(44,544)
Royce Smaller-Companies Growth Fund	8,985,129	(8,724,553)	260,576

[1]	The remaining contractual maturity of cash collateral is overnight and continuous.

The following table presents non-cash collateral and the market value of securities on loan collateralized by non-cash collateral held by the Funds’ custodian at March 31, 2019:

		Securities on Loan
	Non-Cash Collateral	Collateralized by Non-Cash Collateral	Net Amount

Royce Low-Priced Stock Fund	$6,707,703	$(6,532,364)	$175,339
Royce Micro-Cap Fund	3,407,304	(3,329,973)	77,331
Royce Opportunity Fund	57,042,301	(55,860,467)	1,181,834
Royce Pennsylvania Mutual Fund	33,334,605	(32,633,860)	700,745
Royce Premier Fund	27,066,099	(26,524,049)	542,050
Royce Small-Cap Leaders Fund	507,800	(497,604)	10,196
Royce Small-Cap Value Fund	359,471	(351,020)	8,451
Royce Smaller-Companies Growth Fund	23,905,154	(23,368,698)	536,456
Royce Total Return Fund	333,958	(326,106)	7,852

Transactions in Affiliated Companies:
An "Affiliated Company," as defined in the Investment Company Act of 1940, is a company in which a fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the three months ended March 31, 2019:

						Change in Net
		Market			Realized	Unrealized			Market
	Shares	Value	Cost of	Proceeds	Gain	Appreciation	Dividend	Shares	Value
Affiliated Company	12/31/18	12/31/18	Purchases	from Sales	(Loss)	(Depreciation)	Income	3/31/19	3/31/19

Royce Premier Fund
CIRCOR International[1]	1,024,687	$21,825,833	$–	$1,568,609	$(585,509)	$12,063,961	$–
		21,825,833			(585,509)	12,063,961	–
Royce Special Equity Fund
Bowl America Cl. A	343,000	5,230,750	–	–	–	(68,600)	60,025	343,000	$5,162,150
Computer Services	779,000	38,950,000	–	–	–	5,258,250	280,440	779,000	44,208,250
Flexsteel Industries	775,000	17,112,000	–	–	–	860,250	170,500	775,000	17,972,250
Gencor Industries	1,033,500	11,337,495	196,083	–	–	1,444,422	–	1,050,000	12,978,000
Hooker Furniture	1,155,000	30,422,700	–	–	–	2,875,950	173,250	1,155,000	33,298,650
Hurco Companies	580,400	20,720,280	9,589	–	–	2,687,302	133,492	580,639	23,417,171
John B. Sanfilippo & Son	911,500	50,734,090	–	–	–	14,775,415	–	911,500	65,509,505
National Presto Industries	421,800	49,316,856	21,868	–	–	(3,530,624)	2,530,800	422,000	45,808,100
Standard Motor Products	1,380,000	66,833,400	–	–	–	924,600	317,400	1,380,000	67,758,000
		290,657,571			–	25,226,965	3,665,907		316,112,076
Royce Total Return Fund
Starrett (L.S.) Company (The) Cl. A1	387,817	2,028,283	–	620,534	(876,985)	1,857,906	–
		2,028,283			(876,985)	1,857,906	–

[1] Not an Affiliated Company at March 31, 2019.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).